MONEY MARKET FUNDS

                            [Chase Vista Funds Logo]

                               SEMI-ANNUAL REPORT

                   Chase Vista(SM) Setting the Global Standard.

                       U.S. GOVERNMENT MONEY MARKET FUNDS:

                    CHASE VISTA 100% U.S. TREASURY SECURITIES
                                MONEY MARKET FUND

                           CHASE VISTA U.S. GOVERNMENT
                                MONEY MARKET FUND

                            CHASE VISTA TREASURY PLUS
                                MONEY MARKET FUND

                      CHASE VISTA FEDERAL MONEY MARKET FUND


                         DIVERSIFIED MONEY MARKET FUNDS:

                         CHASE VISTA CASH MANAGEMENT FUND

                       CHASE VISTA PRIME MONEY MARKET FUND

                                February 28, 1998
                                   (Unaudited)

                                   HIGHLIGHTS

The onset of the Asian economic and currency crisis was the major event in U.S. fixed income markets during the reporting period.

      o The Federal Reserve Board left the Federal Funds rate unchanged at 5.5%.

      o The yield on the one-year U.S. Treasury bill remained relatively stable in the face of sharply declining long-term yields.

                                    Contents

 Chairman's Letter                                                             3

 Chase Vista 100% U.S. Treasury Securities
   Money Market Fund
   Fund Facts o Portfolio of Investments                                       4

 Chase Vista U.S. Government Money Market Fund
   Fund Facts o Portfolio of Investments                                       7

 Chase Vista Treasury Plus Money Market Fund
   Fund Facts o Portfolio of Investments                                      13

 Chase Vista Federal Money Market Fund
   Fund Facts o Portfolio of Investments                                      17

 Chase Vista Cash Management Fund
   Fund Facts o Portfolio of Investments                                      21

 Chase Vista Prime Money Market Fund
   Fund Facts o Portfolio of Investments                                      32

 Financial Statements                                                         43

 Notes to Financial Statements                                                49

 Financial Highlights                                                         59


   INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL
   RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
    INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                                CHAIRMAN'S LETTER

                                                                  April 10, 1998

Dear Shareholder:

We are pleased to present this semi-annual report on each of the taxable Chase Vista Money Market Funds(SM). Inside, you'll find current seven-day yields for each fund as of February 28, 1998 as well as listings of current holdings.

Asian Crisis Proved Beneficial to U.S. Fixed Income Markets
As the reporting period began, a consensus was building that the Federal Reserve Board would raise short-term interest rates as a preemptive strike against potential inflationary pressures in a buoyant U.S. economy. As so often happens, however, the conventional thinking was overwhelmed by an outside event, in this case the onset of the currency and economic crisis in Asia.

While the Asian crisis had a negative short-term effect on world stock markets, its consequences for U.S. fixed income markets proved highly beneficial because it changed the inflation paradigm. Specifically, the markets assumed that the rapidly-deteriorating currencies of our Asian trading partners would make their goods cheaper here, therefore holding down prices. On the other side of the import-export coin, most market participants came to the belief that slowing exports to Asia would cut into U.S. economic growth, allowing the Fed to remain on the sidelines. Finally, the market generally benefited from a strong inflow of dollars from investors seeking a safe haven in U.S. government securities.

While the Fed did, in fact, change from a tightening to a neutral stance in December, short-term interest rates remained relatively flat even as long-term rates fell sharply. Over the reporting period, the yield on the 1-year U.S. Treasury bill changed only slightly, from 5.56% to 5.40%.

In this environment, your portfolio management team once again provided you with competitive yields and stability. On behalf of the management team and everyone at Chase Vista, I thank you for the confidence you've placed in us and look forward to continuing to serve your investment needs.


Sincerely,

/s/ Fergus Reid
Fergus Reid
Chairman

                                About Your Fund

                   CHASE VISTA 100% U.S. TREASURY SECURITIES
                               MONEY MARKET FUND

--------------------------------------------------------------------------------
                                   FUND FACTS

  Objective:                    High current income consistent with
                                capital preservation

  Primary investments:          Direct oblligations of the U.S
                                Tresury inccluding Tresury bills, bonds and
                                notes

  Suggested investment
  time frame:                   Short term

  Share classes offered:        Vista, Premier and Institutional Shares

  As of February 28, 1998

  Net assets:                   $3.1 Billion

  Average days to maturity:     82 days

  S&P Rating:                   Not Rated

  Moody's Rating:               Not Rated

  NAIC Rating:                  Not Rated


  MATURITY SCHEDULE AS OF 2/28/98
  1-14 days ...........................   0.14%
  15-30 days ..........................   0.00%
  31-60 days ..........................  40.08%
  61-90 days ..........................  34.17%
  91+ days ............................  25.61%

                                About Your Fund

                   CHASE VISTA 100% U.S. TREASURY SECURITIES
                               MONEY MARKET FUND


          CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 2/28/98

                              [PIE CHART OMITTED]

 .
                             Composition of Total
                             Assets as of 2/28/98
                             --------------------
       Cash/Other                  17.4%
       Investments                 82.6%


                   CHASE VISTA 100% U.S. TREASURY SECURITIES
                        MONEY MARKET FUND AS OF 2/28/98(1)

                               7-Day
                            SEC Yield(2)
                            ----------
  Vista Shares                   4.85%
  Premier Shares                 4.94%
  Institutional Shares           5.23%

(1) Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(2) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields for Vista Shares would have been 4.73%, for Premier Shares 4.64% and for Institutional Shares 5.18%. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista 100% U.S. Treasury Securities Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited)

 Principal
 Amount        Issuer                           Value
-----------------------------------------------------------------
U.S. Treasury Securities -- 105.8%
-----------------------------------------------------------------
               U.S. Treasury Bills -- 28.3%
               --------------------------------
$ 5,960,000    4.80%, 03/05/98                  $    5,957,616
850,000,000    5.35%, 04/16/98                     844,443,167
 21,270,000    5.23%, 04/23/98                      21,109,317
                                                --------------
                                                   871,510,100
                                                --------------
               U.S. Treasury Notes -- 77.5%
               --------------------------------
350,000,000    6.13%, 03/31/98                     350,130,519
100,000,000    7.88%, 04/15/98                     100,278,501
100,000,000    5.13%, 04/30/98                      99,927,447
450,250,000    5.88%, 04/30/98                     450,514,816
486,675,000    6.13%, 05/15/98                     487,286,598
100,000,000    6.25%, 06/30/98                     100,290,826
600,000,000    6.25%, 07/31/98                     602,178,013
150,000,000    6.00%, 09/30/98                     150,432,034
 50,000,000    5.75%, 12/31/98                      50,092,834
                                                --------------
                                                 2,391,131,588
==============================================================
                Total U.S. Treasury
                Securities--105.8%              $3,262,641,688
               (Cost $3,262,641,688)**
==============================================================

                       See notes to financial statements.

                                About Your Fund

                          CHASE VISTA U.S. GOVERNMENT
                               MONEY MARKET FUND

--------------------------------------------------------------------------------

                                   FUND FACTS

  Objective:                    High current income consistent with
                                capital presevation

  Primary investments:          Direct obligations of the U.S. Treasury
                                and its Agencies including Tresury bills,
                                bonds, notes, and repurchase agreements.

  Suggested investment          Short-Term
  time frame:

  Share classes offered:        Vista, premier and Institutional Shares

  As of February 28, 1998

  Net assets:                   $6.5 Billion

  Average days to maturity:     50 days

  S&P Rating*:                  AAA

  Moody's Rating*:              Aaa

  NAIC Rating*:                 Class 1



* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.


                        MUTURITY SCHEDULE AS OF 2/28/98

  1-14 days ................... 57.59%
  15-30 days ..................  4.10%
  31-60 days ..................  0.50%
  61-90 days .................. 11.14%
  91+ days .................... 26.67%

                                       7

                                About Your Fund

                          CHASE VISTA U.S. GOVERNMENT
                               MONEY MARKET FUND

                 CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 2/28/98

                              [PIE CHART OMITTED]

                              Composition of Total
                              Assets as of 2/28/98
                              --------------------
       Cash/Other                   0.9%
       Investments                 99.1%


                           CHASE VISTA U.S. GOVERNMENT
                        MONEY MARKET FUND AS OF 2/28/98(1)


                                   7-Day
                               SEC Yield(2)
                               -----------
  Vista Shares                  5.01%
  Premier Shares                5.15%
  Institutional Shares          5.36%

(1) Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(2) The yields for Vista and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 4.89% for Vista Shares and 5.00% for Premier Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista U.S. Government Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited)


   Principal
     Amount     Issuer                                        Value
================================================================================
                U.S. Government Agency Obligations -- 80.2%
                ---------------------------------------------
                Federal Farm Credit Bank, Debentures -- 4.0%
$108,250,000    5.55%, 03/02/98                               $ 108,250,000
  25,000,000    5.75%, 09/11/98                                  24,987,972
  57,000,000    5.80%, 08/21/98                                  57,000,000
  66,500,000    6.05%, 05/01/98                                  66,537,124
                                                              -------------
                                                                256,775,096
                                                              -------------
                Federal Farm Credit Bank, FRN -- 6.3%
  40,000,000    5.47%, 03/02/98                                  40,000,000
  50,000,000    5.52%, 03/02/98                                  49,987,093
 125,000,000    5.53%, 03/02/98                                 124,977,590
  95,000,000    5.54%, 03/02/98                                  94,987,006
  95,000,000    5.55%, 03/02/98                                  94,987,934
                                                              -------------
                                                                404,939,623
                                                              -------------
                 Federal Home Loan Bank, DN -- 19.9%
  25,000,000    5.11%, 02/04/99                                  23,797,021
     399,000    5.36%, 03/25/98                                     397,634
 111,834,000    5.40%, 03/13/98                                 111,649,474
  15,484,000    5.42%, 03/06/98                                  15,474,675
  92,325,000    5.44%, 02/02/99                                  92,238,826
 150,000,000    5.45%, 05/15/98                                 148,321,125
     317,000    5.58%, 03/04/98                                     316,902
 392,020,000    5.59%, 03/02/98                                 392,020,000
 200,000,000    5.63%, 03/10/98                                 199,749,778
  45,000,000    5.69%, 10/02/98                                  45,050,390
  38,000,000    5.69%, 10/02/98                                  38,043,635
  50,000,000    5.85%, 03/17/98                                  50,000,000
  31,195,000    5.93%, 12/23/98                                  31,177,101
  33,000,000    5.93%, 04/02/98                                  33,000,000
 100,000,000    6.00%, 12/30/98                                 100,000,000
                                                              -------------
                                                              1,281,236,561
                                                              -------------
                Federal Home Loan Bank, Debentures -- 1.2%
  50,000,000    5.61%, 01/29/99                                  50,000,000
  26,085,000    5.67%, 03/05/98                                  26,084,933
                                                              -------------
                                                                 76,084,933
                                                              -------------

                       See notes to financial statements.

Chase Vista U.S. Government Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

================================================================================
  Principal
   Amount      Issuer                                                    Value
================================================================================
               Federal Home Loan Bank, FRN -- 3.6%
$50,000,000    5.40%, 03/07/98                                     $   49,982,845
100,000,000    5.41%, 03/02/98                                         99,960,049
 39,500,000    5.41%, 03/18/98                                         39,486,335
 45,000,000    5.75%, 03/04/98                                         44,991,677
                                                                   --------------
                                                                      234,420,906
                                                                   --------------
               Federal Home Loan Mortgage Corp., DN -- 10.9%
100,000,000    5.58%, 03/06/98                                         99,938,000
600,000,000    5.61%, 03/02/98                                        600,000,000
                                                                   --------------
                                                                      699,938,000
                                                                   --------------
               Federal National Mortgage Association -- 2.3%
150,000,000    5.35%, 07/16/98                                        150,000,000
                                                                   --------------
               Federal National Mortgage Association, DN -- 12.3%
 50,000,000    5.40%, 03/23/98                                         49,842,500
 53,000,000    5.40%, 03/24/98                                         52,825,100
100,000,000    5.46%, 05/18/98                                         98,832,167
188,600,000    5.58%, 03/06/98                                        188,483,068
400,000,000    5.61%, 03/02/98                                        400,000,000
                                                                   --------------
                                                                      789,982,835
                                                                   --------------
               Federal National Mortgage Association, MTN -- 5.0%
 50,000,000    5.36%, 02/19/99                                         49,939,363
 25,000,000    5.38%, 02/09/99                                         24,972,829
 75,000,000    5.89%, 05/21/98                                         74,991,452
100,000,000    6.08%, 05/06/98                                        100,055,714
 75,000,000    6.10%, 09/04/98                                         75,124,484
                                                                   --------------
                                                                      325,083,842
                                                                   --------------
               Federal National Mortgage Association, FRN -- 2.9%
 25,000,000    5.24%, 03/03/98                                         25,000,000
 25,500,000    5.24%, 03/03/98                                         25,460,717
 37,000,000    5.24%, 03/03/98                                         36,933,546
 50,000,000    5.67%, 03/03/98                                         49,977,740
 50,000,000    5.74%, 03/03/98                                         49,986,175
                                                                   --------------
                                                                      187,358,178
                                                                   --------------

                       See notes to financial statements.

Chase Vista U.S. Government Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

================================================================================
  Principal
   Amount       Issuer                                                 Value
================================================================================
                Student Loan Marketing Association, DN -- 6.2%
$400,000,000    5.59%, 03/02/98                                  $ 400,000,000
                                                                 -------------
                Student Loan Marketing Association, MTN -- 3.8%
  46,800,000    5.56%, 01/27/99                                     46,773,402
 101,005,000    5.63%, 02/12/99                                    100,991,037
  50,000,000    5.75%, 06/30/98                                     49,976,364
  45,000,000    5.91%, 12/04/98                                     45,000,000
                                                                 -------------
                                                                   242,740,803
                                                                 -------------
                Student Loan Marketing Association, FRN -- 1.8%
  25,000,000    5.47%, 03/03/98                                     24,998,252
   5,000,000    5.49%, 03/03/98                                      5,000,000
  15,000,000    5.49%, 03/03/98                                     15,000,575
  24,000,000    5.49%, 03/03/98                                     24,001,127
  25,000,000    5.50%, 03/03/98                                     25,000,000
  25,000,000    5.68%, 03/03/98                                     25,000,000
                                                                 -------------
                                                                   118,999,954
================================================================================
                Total U.S. Government Agency
                Obligations                                      5,167,560,731
                (Cost $5,167,560,731)
================================================================================
                Repurchase Agreements -- 19.6%
                ------------------------------
 400,000,000    Morgan Stanley & Co., Inc., 5.53%,
                due 03/02/98, (Dated 02/27/98,
                Proceeds $400,184,333, Secured
                by; FNMA Pools $402,413,326,
                6.14% through 8.05%, due
                04/01/19 through 08/01/36;
                Market $410,000,609)                               400,000,000

 400,000,000    Morgan Stanley & Co., Inc., 5.56%,
                due 03/02/98, (Dated 02/27/98,
                Proceeds $400,185,333, Secured
                by; FNMA Pools, $406,087,384,
                6.00% through 9.00%, due
                01/01/09 through 08/01/37;
                Market $410,305,327)                               400,000,000

                       See notes to financial statements.

Chase Vista U.S. Government Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

================================================================================
  Principal
   Amount      Issuer                                     Value
================================================================================
$61,706,000    Goldman Sachs & Co., 5.64%, due
               03/02/98, (Dated 02/27/98,
               Proceeds $61,735,002, Secured by;
               US Treasury Note, $61,465,872 at
               5.88%, due 09/30/02; Market
               $ 62,940,949)                        $   61,706,000

400,000,000    Credit Suisse First Boston Corp.,
               5.50%, due 03/06/98, (Dated
               02/25/98, Proceeds $400,550,000,
               Secured by GNMA Pools,
               $268,876,308, 6.95% through
               9.00%, 05/15/98 through 09/15/37;
               GNMA II Pool, $85,221,883 at
               7.50%, due 01/20/28; GNMA II
               ARM, $ 41,210,879 at 5.50%,
               due 01/20/28; Market
               $411,023,379)                           400,000,000
================================================================================
               Total Repurchase Agreements           1,261,706,000
               (Cost $1,261,706,000)
================================================================================
               Total Investments -- 99.8%           $6,429,266,731
               (Cost $6,429,266,731)**
================================================================================

                       See notes to financial statements.

                                About Your Fund

                           CHASE VISTA TREASURY PLUS
                               MONEY MARKET FUND

--------------------------------------------------------------------------------

                                   FUND FACTS

  Objective                     High current income consistent with
                                captial preservation

  Primary investments:          Direct obligations of the U.S. Treasury
                                including Treasury bills, bonds and notes
                                as well as repurchase agreements which
                                are fully collateralized by obligations
                                issued or guaranteed by the
                                U.S. Treasury

  Suggested investment
  time frame:                   Short-term

  Share classes offered:        Vista, Premier and Institutional Shares

  As of February 28, 1998

  Net assets:                   $2.5 Billion

  Average days to maturity:     53 days

  S & P Rating*:                AAA

  Moody's Rating*:              Aaa

 NAIC Rating*:                  NAIC-exempt

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of insurance commissioners' (NAIC's) "approved" status indicates that the Fund meets certain pricing and quality guidelines.

                        MATURITY SCHEDULE AS OF 2/28/98

  1-14 days ...................  70.16%
  15-30 days ..................   0.00%
  31-60 days ..................   0.00%
  61-90 days ..................   0.00%
  91+ days ....................  29.84%

                                About Your Fund

                           CHASE VISTA TREASURY PLUS
                               MONEY MARKET FUND

                  CHASE VISTA TREASURY PLUS MONEY MARKET FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 2/28/98

                              [PIE CHART OMITTED]

                             Composition of Total
                             Assets as of 2/28/98
                             --------------------
        Cash/Other                  7.3%
        Investments                92.7%

                           CHASE VISTA TREASURY PLUS
                        MONEY MARKET FUND AS OF 2/28/98(1)

                                7-Day
                              SEC Yield(2)
  Vista Shares                   4.92%
  Premier Shares                 5.06%
  Institutional Shares           5.31%

(1) Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(2) The yield for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 4.81% for Vista Shares, 5.01% for Premier Shares and 5.26% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Treasury Plus Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited)

   Principal
     Amount     Issuer                             Value
================================================================================
                U.S. Treasury Securities--61.8%
                ----------------------------------
                U.S. Treasury Bills -- 30.5%
$569,000,000    4.90%, 03/05/98                    $ 568,767,928
 200,000,000    5.35%, 04/16/98                      198,692,222
                                                   -------------
                                                     767,460,150
                                                   -------------
                U.S. Treasury Notes -- 31.3%
 328,000,000    6.25%, 06/30/98                      328,975,716
 300,000,000    6.25%, 07/31/98                      301,105,085
  50,000,000    6.00%, 09/30/98                       50,145,689
  50,000,000    5.75%, 12/31/98                       50,092,834
  55,000,000    5.00%, 02/15/99                       54,716,444
                                                   -------------
                                                     785,035,768
================================================================================

              Total U.S. Treasury Securities
              (Cost $1,552,495,918)                1,552,495,918
================================================================================
              Repurchase Agreements -- 42.1%
              ------------------------------
 355,760,000    Goldman Sachs & Co., 5.57%, due
                03/02/98, (Dated 02/27/98,
                Proceeds $355,925,032, Secured by
                US Treasury Notes, $250,012,000,
                6.38% through 10.63%, due
                04/30/99 through 08/15/15;
                Market $365,935,200)                 355,760,000

 300,000,000    Credit Suisse First Boston Corp.,
                5.63%, due 03/02/98, (Dated
                02/27/98, Proceeds $300,140,750,
                Secured by; U.S. Treasury Notes,
                $297,499,000, 5.75% through
                6.25%, due 06/30/99 through
                08/15/07; Market $307,502,268)       300,000,000

                       See notes to financial statements.

Chase Vista Treasury Plus Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

================================================================================
  Principal
   Amount       Issuer                                    Value
================================================================================
$400,000,000    Morgan Stanley & Co., Inc., 5.52%,
                due 03/02/98, (Dated 02/27/98,
                Proceeds $400,184,000, Secured
                by; GNMA Pools, $304,325,354,
                7.00% through 12.00%, due
                09/15/08 through 10/15/27;
                GNMA II Pools, $91,757,613,
                6.50% through 7.38%,
                due 04/20/24 through 07/20/27;
                Market $411,752,694)                $  400,000,000
================================================================================
                Total Repurchase Agreements         $1,055,760,000
                (Cost $1,055,760,000)
================================================================================
                Total Investments--103.9%           $2,608,255,918
                (Cost $2,608,255,918)**
================================================================================

                       See notes to financial statements.

                                About Your Fund

                     CHASE VISTA FEDERAL MONEY MARKET FUND

                                   FUND FACTS

  Objective:                    High current income consistent with capital
                                preservation

  Primary investments:          Direct obligations of the U.S. Treasury
                                including Treasury bills, bonds and notes as
                                well as obligations issued or guaranteed by the
                                U.S. Treasury and its Agencies

  Suggested investment
  time frame:                   Short-term

  Share classes offered:        Vista, Premier and Institutional Shares

  As of February 28, 1998

  Net assets:                   $741 Million

  Average days to maturity:     59 days

  S&P Rating:                   Not Rated

  Moody's Rating:               Not Rated

  NAIC Rating:                  Not Rated

                         MATURITY SCHEDULE AS OF 2/28/98

  1-14 days ...................   8.35%
  15-30 days ..................   3.22%
  31-60 days ..................   9.23%
  61-90 days ..................   1.83%
  91+ days ....................  77.37%

                                About Your Fund

                     CHASE VISTA FEDERAL MONEY MARKET FUND

                     CHASE VISTA FEDERAL MONEY MARKET FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 2/28/98

                              [PIE CHART OMITTED]

                             Composition of Total
                             Assets as of 2/28/98
                             --------------------
       Cash/Other                   1.9%
       Investments                 98.1%

              CHASE VISTA FEDERAL MONEY MARKET FUND AS OF 2/28/98(1)

                                7-Day
                            SEC Yield(2)
  Vista Shares                   4.88%
  Premier Shares                 5.08%
  Institutional Shares           5.31%

(1) Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.

(2) The yields for Vista Shares and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields for Vista Shares would have been 4.73% and 5.07% for Premier Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Federal Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited)


   Principal
    Amount     Issuer                                        Value
================================================================================
             U.S. Government Agency Obligations -- 102.7%
             ---------------------------------------------
             Federal Farm Credit Bank, DN -- 6.8%
$25,000,000    5.45%, 03/03/98                               $24,999,837
 25,000,000    5.70%, 09/02/98                                24,982,770
                                                             -----------
                                                              49,982,607
                                                             -----------
             Federal Farm Credit Bank, Debentures -- 1.3%
 10,000,000    5.55%, 03/02/98                                10,000,000
                                                             -----------
             Federal Farm Credit Bank, FRN -- 16.9%
 25,000,000    5.49%, 02/05/99                                24,991,000
 50,000,000    5.49%, 02/25/99                                49,975,919
 50,000,000    5.52%, 01/21/99                                49,987,093
                                                             -----------
                                                             124,954,012
                                                             -----------
             Federal Home Loan Bank, DN -- 24.5%
 25,000,000    5.11%, 02/04/99                                23,797,021
 25,000,000    5.14%, 01/06/99                                23,893,472
    100,000    5.32%, 05/06/98                                    99,039
  4,545,000    5.36%, 03/25/98                                 4,529,436
  4,740,000    5.37%, 04/07/98                                 4,714,546
 12,000,000    5.37%, 06/08/98                                11,824,580
 25,000,000    5.37%, 06/23/98                                24,578,604
 20,860,000    5.39%, 07/29/98                                20,394,642
 21,008,000    5.40%, 04/16/98                                20,866,196
 14,000,000    5.40%, 05/01/98                                13,874,000
 25,000,000    5.41%, 04/22/98                                24,808,396
  7,980,000    5.59%, 03/02/98                                 7,980,000
                                                             -----------
                                                             181,359,932
                                                             -----------
               Federal Home Loan Bank, Debentures -- 6.1%
 25,000,000    5.61%, 03/02/99                                25,000,000
 20,000,000    6.03%, 04/15/98                                19,996,910
                                                             -----------
                                                              44,996,910
                                                             -----------
               Federal Home Loan Bank, FRN -- 35.1%
 50,000,000    5.41%, 07/02/98                                49,985,181
 20,000,000    5.45%, 03/24/98                                19,998,947
 25,000,000    5.45%, 03/06/98                                24,999,811
100,000,000    5.54%, 07/07/98                                99,969,409
 40,000,000    5.56%, 09/04/98                                40,000,000

                       See notes to financial statements.

Chase Vista Federal Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

-------------- ------------------------------------------------- -----------
  Principal
   Amount      Issuer                                                 Value
----------------------------------------------------------------------------
$25,000,000     5.59%, 12/22/98                                  $24,988,160
                                                                 -----------
                                                                 259,941,508
                                                                 -----------
               Student Loan Marketing Association, FRN -- 12.0%
 15,050,000     5.48%, 02/22/99                                   15,052,030
    750,000     5.49%, 01/13/99                                      750,043
  3,275,000     5.49%, 02/08/99                                    3,274,917
 20,000,000     5.59%, 07/16/98                                   20,000,000
 50,000,000     5.71%, 12/18/98                                   50,000,000
                                                                 -----------
                                                                  89,076,990
----------------------------------------------------------------------------
               Total Investments--102.7%                        $760,311,959
               (Cost $760,311,959)**
----------------------------------------------------------------------------

                       See notes to financial statements.

                                About Your Fund

                        CHASE VISTA CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

    Objective:                   High current income consistent with capital
                                 preservation

    Primary investments:         High quality, short-term, U.S. dollar-
                                 denominated money market instruments

    Suggested investment
    time frame:                  Short-term

    Share classes offered:       Vista, Premier and Institutional Shares

    As of February 28, 1998

    Net assets:                  $4.4 Billion

    Average days to maturity:    68 days

    S&P Rating:                  Not Rated

    Moody's Rating:              Not Rated

    NAIC Rating:                 Not Rated

                        MATURITY SCHEDULE AS OF 2/28/98

  1-14 days ..............................................  12.96%
  15-30 days .............................................  19.27%
  31-60 days .............................................  15.24%
  61-90 days .............................................  10.86%
  91+ days ...............................................  41.67%

                                About Your Fund

                        CHASE VISTA CASH MANAGEMENT FUND

                        CHASE VISTA CASH MANAGEMENT FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 2/28/98

                              [PIE CHART OMITTED]


                             Composition of total
                             assets as of 2/28/98
                             --------------------
        Cash/Other                  1.4%
        Investments                98.6%

                CHASE VISTA CASH MANAGEMENT FUND AS OF 2/28/98(1)

                                7-Day
                            SEC Yield(2)
  Vista Shares                   5.12%
  Premier Shares                 5.27%
  Institutional Shares           5.47%

(1) Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(2) The yields for Vista and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 5.10% for Vista Shares and 5.20% for Premier Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1998 (unaudited)

   Principal
    Amount                                            Value
     (USD)     Issuer                                 (USD)
--------------------------------------------------------------------------------
Notes & Bonds -- 10.2%
--------------------------------------------------------------------------------
               State & Municipal Obligations -- 0.4%
               --------------------------------------
$10,400,000    Richmond County, Georgia, IDA,
               6.20%, 06/01/98                        $10,400,000
  6,700,000    Virginia State Housing Development
               Authority, Multi-Family, Ser A,
               5.68%, 11/01/98                          6,698,459
--------------------------------------------------------------------------------
               Total State & Municipal Obligations
               (Cost $17,098,459)                      17,098,459
--------------------------------------------------------------------------------
               Corporate Notes & Bonds -- 9.8%
               -------------------------------
               Banking -- 0.6%
 20,000,000    Bankers Trust Co. of New York,
               5.69%, 01/08/99                         19,996,718
  7,200,000    Northwest Corp., 5.75%, 11/16/98         7,194,021
                                                      -----------
                                                       27,190,739
                                                      -----------

               Computers/Computer Hardware -- 0.2%
 10,000,000    International Business Machines
               Corp., 5.81%, 10/01/98                   9,998,424
                                                      -----------
               Financial Services -- 8.9%
               Beta Finance Corp., Inc. (Cayman
               Islands),
 15,000,000     5.90%, 07/24/98                        15,000,000
 25,000,000     5.69%, 03/02/99                        25,000,000
  9,000,000    British Telecommunications Finance,
               9.38%, 02/15/99                          9,303,756
               Centauri Corp.,
 32,000,000     5.70%, 03/02/99                        32,000,000
 15,000,000     6.36%, 05/01/98                        15,003,416
 11,000,000    Ford Motor Credit Corp., 9.25%,
               06/15/98                                11,092,225
 15,000,000    General Electric Capital Corp., Ser.
               A, 7.13%, 04/06/98                      15,016,670
  5,000,000    Diageo, PLC (United Kingdom),
               5.36%, 03/13/98                          4,998,728

                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount                                           Value
     (USD)     Issuer                                (USD)
-------------- ------------------------------------- --------------
Notes & Bonds -- (continued)
--------------------------------------------------------------------
               International Business Machines
               Credit Corp.,
$25,500,000     5.47%, 02/10/99                      $25,471,566
 44,000,000     5.80%, 11/06/98                       43,980,559
 23,000,000     6.12%, 05/11/98                       23,000,132
  4,000,000     6.38%, 05/11/98                        4,001,396

               International Lease Financing Corp.,
  8,200,000     5.83%, 03/12/98                        8,200,014
  9,000,000     6.04%, 05/06/98                        8,997,997
  5,275,000     6.25%, 06/15/98                        5,276,332
  2,605,000     7.00%, 06/01/98                        2,609,842
  1,900,000     7.15%, 04/20/98                        1,902,365

  3,500,000    John Deer Capital Corp., 6.00%,
               02/01/99                                3,501,689

               Merrill Lynch & Co., Inc.,
  7,000,000     5.57%, 02/16/99                        6,999,332
 25,000,000     5.88%, 07/22/98                       25,000,000
 24,500,000     5.89%, 12/01/98                       24,500,000
 25,000,000     6.00%, 10/09/98                       25,000,000

  2,500,000    National Rural Utilities Coop,
               Financing Coop, 5.98%, 07/10/98         2,500,000

  5,000,000    Paccar Financial Corp., 6.25%,
               01/15/99                                5,023,431

               Sigma Finance Corp. (United
               Kingdom),
 14,000,000     5.70%, 03/02/99                       14,000,000
 11,000,000     6.00%, 09/15/98                       10,998,245
 25,000,000     6.00%, 09/15/98                       25,000,000
                                                     -----------
                                                     393,377,695
                                                     -----------
               Insurance -- 0.1%
  2,715,000    Travelers Group, Inc., 5.75%,
               04/15/98                                2,714,395
--------------------------------------------------------------------------------
               Total Corporate Notes & Bonds
               (Cost $433,281,253)                   433,281,253
--------------------------------------------------------------------------------
               Total Notes & Bonds
               (Cost $450,379,712)                   450,379,712
--------------------------------------------------------------------------------

                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount                                            Value
     (USD)     Issuer                                 (USD)
--------------------------------------------------------------------------------
Commercial Paper -- 48.5%
--------------------------------------------------------------------------------
               State & Municipal Obligations -- 1.9%
               --------------------------------------
$56,900,000    Anaheim City, California, 5.89%,
                03/02/98                              $56,900,000
 16,310,000    Baltimore Gas & Electric Co., 5.48%,
                03/20/98                               16,265,310
 12,600,000    Oakland-Alameda County, California,
                5.58%, 05/13/98                        12,600,000
--------------------------------------------------------------------------------
               Total State & Municipal Obligations
               (Cost $85,765,310)                      85,765,310
--------------------------------------------------------------------------------
               Corporate Notes & Bonds -- 46.6%
               --------------------------------------
 51,750,000    Asset Backed Capital LTD (Cayman
                Islands), 5.48%, 05/15/98              51,167,065
 30,000,000    Barton Capital Corp., 5.49%,
                04/14/98                               29,803,275
 20,000,000    Beta Finance Corp., Inc., 5.99%,
                10/28/98                               20,002,512
 25,000,000    BIL North America Inc., 5.65%,
                06/15/98                               24,588,021
 25,000,000    BNP U.S. Finance Corp., 5.51%,
                04/06/98                               24,866,076
               BP America Inc.,
 50,000,000     5.48%, 03/19/98                        49,870,729
 20,000,000     5.48%, 03/09/98                        19,978,689
               Cades BE (France),
 24,500,000     5.58%, 03/23/98                        24,420,252
 25,000,000     5.58%, 03/27/98                        24,903,125
               Caterpillar Financial Services,
 17,895,000     5.55%, 04/22/98                        17,754,300
 15,000,000     5.57%, 04/02/98                        14,928,054
 21,000,000    Ciesco L.P., 5.50%, 04/03/98            20,897,333
               Daimler-Benz North America Corp.,
                (Germany),
 25,000,000     5.44%, 03/19/98                        24,935,778
 50,000,000     5.56%, 03/27/98                        49,806,944
 23,000,000     5.57%, 03/18/98                        22,943,062


                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount                                              Value
     (USD)     Issuer                                   (USD)
-------------- ---------------------------------------- --------------
Commercial Paper -- (continued)
-----------------------------------------------------------------------
$25,000,000     5.60%, 03/17/98                         $24,941,666
 10,000,000     5.60%, 04/28/98                           9,911,333
 24,000,000     5.55%, 03/27/98                          23,907,500
               Den Danske Corp., (Denmark),
 15,000,000     5.56%, 05/15/98                          14,828,567
100,000,000     5.65%, 04/08/98                          99,419,819
               Diageo PLC, (United Kingdom),
 50,000,000     5.39%, 05/28/98                          49,349,312
 51,000,000     5.47%, 04/02/98                          50,759,776
               Ford Motor Credit Corp.,
 49,000,000     5.46%, 04/24/98                          48,606,122
 20,000,000     5.47%, 03/20/98                          19,945,300
 24,000,000     5.47%, 04/03/98                          23,883,307
 19,000,000     5.55%, 03/03/98                          18,997,071
 15,000,000    General Electric Capital Services Inc.,
               5.55%, 04/23/98                           14,879,750
               Goldman Sachs & Co.,
 50,000,000     5.52%, 05/15/98                          49,432,667
 50,000,000     5.70%, 05/14/98                          49,422,083
 42,792,000    Hewlett-Packard Finance, 5.45%,
                03/30/98                                 42,610,609
               Lucent Technologies, Inc.,
 50,000,000     5.47%, 03/30/98                          49,787,472
 46,500,000     5.49%, 03/05/98                          46,478,726
 50,000,000     5.49%, 03/06/98                          49,969,500
 13,000,000    Merrill Lynch & Co., Inc., 5.50%,
               04/17/98                                  12,908,639
               MetLife Funding Inc.,
 13,668,000     5.47%, 03/13/98                          13,645,155
 60,296,000     5.47%, 03/16/98                          60,167,737
 27,734,000     5.48%, 03/10/98                          27,700,226
 47,124,000     5.48%, 03/17/98                          47,016,400
 22,201,000     5.72%, 03/24/98                          22,123,395
 50,000,000    Monte Rosa Capital Corp., 5.52%,
               03/18/98                                  49,877,333
 25,000,000    National Australia Funding (DE) Inc.
               (Australia), 5.45%, 04/23/98              24,803,194

                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount                                            Value
     (USD)     Issuer                                 (USD)
--------------------------------------------------------------------------------
Commercial Paper -- (continued)
--------------------------------------------------------------------------------
$25,000,000    National Rural Utilities Cooperative
               Finance Corp., 5.68%, 04/28/98         $24,775,167
 11,000,000    Pooled Accounts Receivable Capital
               Corp., 5.51%, 03/12/98                  10,983,164
 19,000,000    Prudential Funding Corp., 5.48%,
               04/14/98                                18,875,634
               Redwood Receivable Capital Corp.,
 19,897,000     5.50%, 03/18/98                        19,848,363
 24,000,000     5.50%, 04/09/98                        23,860,667
 10,270,000     5.52%, 03/18/98                        10,244,804
               Rio Tinto America Inc.,
 48,700,000     5.45%, 05/15/98                        48,154,425
 15,000,000     5.48%, 04/06/98                        14,920,083
               ROSE Funding Corp., (United Kingdom),
 34,660,000     5.55%, 03/03/98                        34,654,657
 45,000,000     5.73%, 03/02/98                        45,000,000
 16,000,000     5.50%, 04/28/98                        15,860,667
 34,413,000     5.50%, 04/28/98                        34,113,320
 45,000,000    Royal Bank of Canada (Canada),
                5.39%, 08/03/98                        43,963,388
 25,000,000    San Paolo US Financial Co. (Italy),
                5.65%, 04/30/98                        24,768,507
 34,000,000    Sheffield Receivables Corp., 5.50%,
                03/24/98                               33,885,722
 51,000,000    Sigma Finance Corp. (United
                Kingdom), 5.59%, 05/05/98              50,493,173
 50,000,000    Svenska Handelsbanken Inc.
                (Sweden), 5.49%, 03/19/98              49,870,375
 25,000,000    Thames Asset Global Sec., (United
                Kingdom), 5.47%, 04/15/98              24,832,861
 30,000,000    Trident Capital Finance, (France),
                5.66%, 03/13/98                        29,948,117
               Windmill Funding Corp.,
 49,758,000     5.53%, 03/06/98                        49,727,426
 21,352,000     5.60%, 04/17/98                        21,199,215
 50,000,000     5.73%, 03/13/98                        49,912,458
 21,816,000     5.77%, 03/20/98                        21,753,061
-----------    -------------------------------------- -----------

                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount                                                   Value
     (USD)     Issuer                                        (USD)
--------------------------------------------------------------------------------
               Total Corporate Obligations
               (Cost $2,067,883,128)                         $2,067,883,128
               ------------------------------------------------------------
               Total Commercial Paper
               (Cost $2,153,648,438)                          2,153,648,438
--------------------------------------------------------------------------------
Floating Rate Notes & Bonds -- 27.2%
--------------------------------------------------------------------------------
               U.S. Government Agency
               Obligations (FRDN) -- 2.7%
               ---------------------------------------------
               Student Loan Marketing Association,
$18,500,000     5.48%, 03/03/98                                  18,501,093
 40,700,000     5.48%, 03/03/98                                  40,703,044
 10,525,000     5.46%, 03/03/98                                  10,525,000
 49,000,000     5.49%, 03/03/98                                  49,000,000
--------------------------------------------------------------------------------
               Total U.S. Government Agency
               Obligations (FRDN)
               (Cost $118,729,137)                              118,729,137
--------------------------------------------------------------------------------
               State & Municipal Obligations (FRDN) -- 0.4%
               ---------------------------------------------
  7,000,000    Illinois Health Facilities Authority,
               Taxable, LOYOLA University
               Health, Ser. C, 5.65%, 03/03/98                    7,000,000
 10,000,000    Travis County, Texas, Certificates of
               Obligation, 5.90%, 03/03/98                       10,000,000
--------------------------------------------------------------------------------
               Total State & Municipal
               Obligations (FRDN)
               (Cost $17,000,000)                               (17,000,000)
--------------------------------------------------------------------------------
               Corporate Notes & Bonds (FRN)--24.1%
               ---------------------------------------------
               Business Services -- 4.4%
                PHH Corp.,
 90,000,000      5.80%, 03/03/98                                 89,982,478
 35,000,000      5.52%, 04/16/98                                 34,993,459
 50,000,000      5.52%, 04/30/98                                 49,989,251
 20,000,000      5.83%, 03/10/98                                 19,995,348
                                                                -----------
                                                                194,960,536
                                                                -----------

                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount                                             Value
     (USD)     Issuer                                  (USD)
--------------------------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
--------------------------------------------------------------------------------
               Computers/Computer Hardware -- 0.9%
$42,000,000    International Business Machines,
                Corp., 5.49%, 05/15/98                 $41,989,449
                                                       -----------
               Financial Services -- 17.4%
 50,000,000    ABT 1995, Ser. A-2, # 5.62%, 03/03/98    50,000,000
               Bear Stearns Co., Inc.,
 12,000,000     5.83%, 03/16/98                         12,000,709
 25,000,000     5.61%, 03/13/98                         25,000,000
 37,000,000     5.61%, 03/11/98                         37,000,000
 35,000,000     5.98%, 03/03/98                         35,000,000
               Caterpillar Financial Services Corp.,
 47,000,000     5.61%, 04/13/98                         47,000,000
  1,000,000     6.06%, 03/18/98                          1,000,457
 30,000,000    Centauri Corp., 5.54%, 04/17/98          30,000,000
 38,500,000    Ford Motor Credit Co., 5.90%,
                05/01/98                                38,528,453
 20,000,000    Goldman Sachs Group, 5.68%,
                05/26/98                                20,016,443
               Merrill Lynch & Co.,
 78,000,000     5.55%, 05/21/98                         78,000,000
 25,000,000     5.61%, 04/13/98                         25,000,000
 25,000,000    Morgan Stanley Group, Inc., 6.04%,
                03/16/98                                25,000,000
 45,000,000    Paccar Financial Corp., MTN,
                5.53%, 03/26/98                         44,998,521
 45,000,000    Sigma Finance, Inc., 5.55%,
                05/19/98                                45,000,000
 50,000,000    Steers 1997 Ser. B-71, # 5.63%,
                03/03/98                                50,000,000
 75,000,000    Structured Product Asset Group,
                5.78%, 05/27/98                         75,000,000
100,000,000    Toyota Motor Credit Corp., 5.50%,
                05/19/98                                99,948,201
 35,000,000    Triangle Funding Ltd., Ser. 1997-1X,
                Class 1, # 5.75%, 03/03/98              35,000,000
                                                       -----------
                                                       773,492,784
                                                       -----------

                         See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount                                                    Value
     (USD)     Issuer                                         (USD)
--------------------------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
--------------------------------------------------------------------------------
               Utilities -- 1.4%
$62,000,000    Baltimore Gas & Electric Co., 5.80%,
                03/02/98                                      $  62,002,715
--------------------------------------------------------------------------------
               Total Corporate Notes & Bonds (FRN)
               (Cost $1,072,445,484)                          1,072,445,484
--------------------------------------------------------------------------------
               Total Floating Rate Notes & Bonds
               (Cost $1,208,174,621)                          1,208,174,621
--------------------------------------------------------------------------------
Deposits -- 11.3%
-------------------------------------------------------------------------------
               Time Deposits -- 1.2%
               ----------------------------------------------
  4,152,000    First Union Corp., 5.54%, 03/02/98                 4,152,000
 50,000,000    Windmill Funding Corp., 5.49%,
                04/24/98                                         49,595,875
                                                              -------------
                                                                 53,747,875
                                                              -------------
               Certificates of Deposit -- 2.9%
               ----------------------------------------------
 15,000,000    Bank of America State Bank, 6.15%,
                05/06/98                                         15,000,000
               Bankers Trust Co. of New York,
 25,000,000     5.91%, 08/07/98                                  25,003,052
 35,000,000     5.97%, 10/27/98                                  34,992,178
               Bankers Trust Security Corp.,
  6,000,000     6.24%, 04/02/98                                   5,999,854
  1,000,000     6.16%, 05/21/98                                   1,000,079
 25,000,000     5.83%, 07/24/98                                  24,996,225
 21,000,000     5.97%, 08/28/98                                  20,998,023
                                                              -------------
                                                                127,989,411
                                                              -------------
               Certificates of Deposit (Euro Deposits)--7.2%
               ----------------------------------------------
 25,000,000    Bank Austria of New York, 5.64%,
                02/26/99                                         24,989,115
 10,000,000    Bank of Nova Scotia, 5.89%, 09/16/98              10,010,655
 10,000,000    Bankers Trust Security Corp., 5.89%,
                03/04/98                                         10,000,000
 15,000,000    Banque National de Paris, New York,
                6.07%, 03/24/98                                  14,999,732

                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount                                          Value
     (USD)     Issuer                               (USD)
--------------------------------------------------------------------------------
Certificates of Deposits -- (continued)
--------------------------------------------------------------------------------
$25,000,000    Bayerische Vereinsbank, (Yankee),
                5.68%, 01/21/99                     $   25,000,000
               Canadian Imperial Bank,
 15,000,000     5.94%, 03/17/98                         14,999,823
 39,000,000     5.52%, 05/20/98                         39,000,844
 10,000,000    Deutsche Bank Financial, 5.95%,
                10/26/98                                 9,996,885
 10,000,000    Landesbank H. Thuringen, 6.13%,
                04/01/98                                 9,999,600
               Societe Generale (France),
 11,000,000     5.85%, 03/03/98                         10,999,988
 27,000,000     5.91%, 10/15/98                         26,994,867
 10,000,000     5.92%, 10/21/98                          9,995,729

 90,000,000    Swiss Bank Corp., 5.76%, 03/26/98        90,000,589
 24,000,000    Swiss Bank Corp., New York,
                (Yankee), 5.64%, 02/26/99               23,987,804
                                                    --------------
                                                       320,975,631
--------------------------------------------------------------------------------
               Total Deposits (Cost $502,712,917)      502,712,917
--------------------------------------------------------------------------------
Repurchase Agreement -- 3.8%
--------------------------------------------------------------------------------
170,000,000    Goldman Sachs & Co., 5.55%, due
                03/02/98, (Dated 02/27/98,
                Proceeds $170,078,625, Secured
                by: FNMA, $184,107,000 at
                7.00%, due 05/01/11; Market
                Value $177,186,805)
                (Cost $170,000,000)                    170,000,000
--------------------------------------------------------------------------------
               Total Investments -- 101.0%
                (Cost $4,484,915,688)                $4,484,915,688
--------------------------------------------------------------------------------

                         See notes to financial statements.

                                About Your Fund

                      CHASE VISTA PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

  Objective:                    High current income consistent with capital
                                preservation

  Primary investments:          High quality short-term U.S. dollar-denominated
                                money market instruments

  Suggested investment
  time frame:                   Short-term

  Share classes offered:        Premier, Institutional and B Shares

  As of February 28, 1998

  Net assets:                   $4.3 Billion

  Average days to maturity:     36 days

  S&P Rating*:                  AAA

  Moody's Rating*:              Aaa

  NAIC Rating*:                 Class 1


* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

                        MATURITY SCHEDULE AS OF 2/28/98

  1-14 days ............    33.28%
  15-30 days ...........    18.49%
  31-60 days ...........    11.14%
  61-90 days ...........     8.14%
  91+ days .............    28.95%

                                About Your Fund

                      CHASE VISTA PRIME MONEY MARKET FUND

                      CHASE VISTA PRIME MONEY MARKET FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 2/28/98

                              [PIE CHART OMITTED]

                             Composition of Total
                             Assets as of 2/28/98
                             --------------------
        Cash/Other                  0.3%
        Investments                99.7%


                                7-Day
                            SEC Yield(2)
  B Shares                       4.51%
  Premier Shares                 5.32%
  Institutional Shares           5.52%


(1) Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(2) The yields for B Shares and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 4.26% for B Shares and 5.25% for Premier Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited)

   Principal
    Amount                                         Value
     (USD)     Issuer                              (USD)
--------------------------------------------------------------------------------
Corporate Notes & Bonds -- 4.5%
--------------------------------------------------------------------------------
               Financial Services
               -----------------------------------
               Beta Finance Inc.,
$25,000,000     5.69%, 03/02/99                    $24,997,500
 17,000,000     5.87%, 11/12/98                     17,000,000
 25,000,000    CC USA Inc. (Centauri Corp.)
                (Cayman Islands), 5.70%, 03/04/99   25,000,000
 13,000,000    Centauri Corp. (Cayman Islands),
                6.35%, 04/30/98                      13,000,000
  5,000,000    KFW International Finance, 8.25%,
                03/18/98                             5,005,463
               Sigma Finance Corp. (United
                Kingdom),
 25,000,000     5.70%, 02/26/99                     25,000,000
 25,000,000     5.92%, 10/15/98                     25,000,000
 20,000,000     5.94%, 08/07/98                     20,000,000
  7,000,000     5.97%, 11/16/98                      7,000,000
 15,000,000     6.00%, 09/15/98                     15,000,000
 15,000,000     6.20%, 06/03/98                     15,000,000
--------------------------------------------------------------------------------
               Total Corporate Notes & Bonds
               (Cost $192,002,963)                 192,002,963
--------------------------------------------------------------------------------
Commercial Paper -- 53.1%
--------------------------------------------------------------------------------
               Corporate Obligations
               -----------------------------------
 17,000,000    Alfa-Russia Finance BV, 5.70%,
                08/07/98                            16,574,716
 55,000,000    Atlantis One Funding Corp., 5.59%,
                03/25/98                            54,803,573
               Banco BCN Barclays Bahamas Ltd.,
 20,000,000     5.38%, 11/06/98                     19,256,458
 25,000,000     5.40%, 08/24/98                     24,343,750
               Banco Bozano Simonsen (Cayman
                Islands),
 20,000,000     5.50%, 03/31/98                     19,911,389
 25,000,000     5.52%, 04/22/98                     24,804,500
 10,000,000     5.53%, 03/23/98                      9,967,742
 15,000,000     5.53%, 03/30/98                     14,935,483
 25,000,000     5.75%, 03/02/98                     25,000,000

                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount                                          Value
     (USD)     Issuer                               (USD)
--------------------------------------------------------------------------------
Commercial Paper -- (continued)
--------------------------------------------------------------------------------
$10,000,000     5.80%, 03/16/98                     $9,977,444
  5,000,000    Banco Itau SA (Germany), 5.54%,
                04/07/98                             4,972,300
 20,000,000    Banco Mercantil Del Norte SA,
                (Banorte), Ser. A, 5.65%, 09/09/98  19,401,003
 29,000,000    Banco Rio De La Plata SA (Brazil),
                5.52%, 03/13/98                     28,951,087
 25,000,000    Bancomer SA (Canada), 5.80%,
                04/22/98                            24,794,583
 75,000,000    Bancomext (France), 5.82%,
                03/23/98                            74,745,594
               Banner Receivables Corp.,
 30,000,000     5.62%, 03/10/98                     29,962,533
 20,266,000     5.64%, 03/13/98                     20,231,075
 50,000,000     5.64%, 03/19/98                     49,866,833
 50,000,000     5.69%, 03/16/98                     49,889,361
 30,000,000     5.74%, 03/18/98                     29,923,467
 35,976,000     5.74%, 03/20/98                     35,872,749
 64,706,000    Bavaria TRR Corp., 5.51%, 04/28/98   64,141,494
               Bayerische Landesbank, Girozentrale
                (Germany),
 20,000,000     5.60%, 04/24/98                     19,835,111
 10,000,000     5.72%, 09/10/98                      9,694,933
 10,000,000     5.72%, 09/11/98                      9,693,344
 23,350,000    Beal Cayman Ltd., (Brazil), 5.80%,
                03/18/98                            23,289,809
               CC USA Inc. (Centauri Corp.)
                (Cayman Islands),
 10,550,000     5.76%, 03/20/98                     10,519,616
 25,000,000     5.80%, 03/24/98                     24,911,389
               Centric Funding Corp.,
 15,000,000     5.60%, 03/10/98                     14,981,333
 23,000,000     5.75%, 08/05/98                     22,426,917
 15,000,000     5.82%, 03/19/98                     14,958,775
               China Merchants Bank, (China),
 20,000,000     5.75%, 03/02/98                     20,000,000
 16,250,000     5.75%, 05/29/98                     16,021,597

                         See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount                                          Value
     (USD)     Issuer                               (USD)
--------------------------------------------------------------------------------
Commercial Paper -- (continued)
--------------------------------------------------------------------------------
               Citgo Petroleum Corp., Ser. A,
$11,000,000     5.88%, 04/07/98                     $11,000,000
               Citibank N.A.,
 50,000,000     5.55%, 03/23/98                      49,838,125
 50,000,000     5.60%, 03/20/98                      49,860,000
 50,000,000    Comision Federal De Electricidad,
                (Germany), 5.55%, 03/30/98           49,784,167
 25,000,000    Dixie Overseas Ltd., Ser. B, 5.77%,
                03/16/98                             24,943,903
               Dresdner Bank AG, (Germany),
 17,000,000     5.57%, 03/30/98                      16,926,352
 25,000,000     5.62%, 06/12/98                      24,601,917
 35,000,000     5.75%, 06/12/98                      34,430,288
  9,350,000    Garanti Funding Corp., (Germany),
                5.58%, 03/31/98                       9,307,972
 25,000,000    Girsa Funding Corp., (France),
                5.50%, 05/04/98                      24,759,375
               Glencore Finance (Bermuda) Ser. B,
 45,000,000     5.48%, 05/08/98                      44,541,050
 39,650,000     5.52%, 03/02/98                      39,650,000
               Guangdong Enter Holdings,
                (Hong Kong)
 10,000,000     5.74%, 03/13/98                       9,982,461
               Interperu Funding Ltd.,
 20,000,000     5.52%, 04/15/98                      19,865,067
 20,000,000     5.52%, 04/20/98                      19,849,733
 14,000,000     5.73%, 06/01/98                      13,797,222
 28,500,000     5.75%, 06/01/98                      28,086,121
100,174,000    Kitty Hawk Funding Corp., 5.70%,
                03/10/98                            100,047,113
 30,000,000    KOC Funding Corp., 5.50%, 05/14/98    29,665,417
 29,700,000    Landesbank H. Thuringen, 5.81%,
                03/11/98                             29,656,861
               Mitsubishi International Corp.,
 50,000,000     5.50%, 04/17/98                      49,648,611
 58,000,000     5.52%, 04/22/98                      57,546,440
 19,500,000     5.52%, 05/01/98                      19,320,600

                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount                                             Value
     (USD)     Issuer                                  (USD)
--------------------------------------------------------------------------------
Commercial Paper -- (continued)
--------------------------------------------------------------------------------
$49,200,000     5.65%, 04/06/98                        $48,929,742
 10,000,000    Orix America Inc., 5.71%, 06/15/98        9,833,458
 50,000,000    Pemex Capital Corp., (Mexico),
                5.71%, 05/08/98                         49,468,653
               Petroleo Brasileiro SA, Petrobras,
                (Brazil)
 34,000,000     5.75%, 03/02/98                         34,000,000
 10,000,000     5.75%, 03/18/98                          9,974,444
               ROSE Funding Corp., (United
               Kingdom),
 46,710,000     5.50%, 04/28/98                         46,303,234
 20,000,000     5.80%, 03/03/98                         19,996,778
 60,000,000    Sigma Finance Corp., (United
                Kingdom), 5.50%, 04/30/98               59,459,167
 40,000,000    Stellar Capital Corp., (Japan), 5.67%,
                03/23/98                                39,867,700
 10,000,000    Temple Physicians, Inc., (Canada),
                5.87%, 03/13/98                          9,982,064
               Towson Town Center Inc., (Japan),
 31,000,000     5.73%, 03/19/98                         30,916,119
 45,556,000     5.73%, 03/24/98                         45,396,478
 14,075,000    Trinity River Authority of Texas,
                5.95%, 03/13/98                         14,075,000
               Tulip Funding Corp., (Netherlands),
 50,000,000     5.55%, 03/23/98                         49,838,125
 15,000,000     5.60%, 03/04/98                         14,995,333
 50,000,000    Twin Towers Inc., 5.52%, 03/16/98        49,892,667
               Unibanco, (Grand Cayman),
 18,000,000     5.76%, 03/16/98                         17,959,680
 22,000,000     5.76%, 04/14/98                         21,848,640
 25,000,000     5.76%, 04/15/98                         24,824,000
 90,697,000    Windmill Funding Corp., 5.65%,
                03/16/98                                90,497,719
--------------------------------------------------------------------------------
               Total Commercial Paper
               (Cost $2,283,827,754)                 2,283,827,754
--------------------------------------------------------------------------------

                         See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount                                                       Value
     (USD)     Issuer                                            (USD)
--------------------------------------------------------------------------------
Floating Rate Notes & Bonds -- 21.6%
--------------------------------------------------------------------------------
               U.S. Government Agency Obligation (FRDN) -- 1.0%
               -------------------------------------------------
$44,000,000    Student Loan Marketing Association,
               5.50%, 03/03/98                                   $44,000,000
                                                                 -----------
               (Cost $44,000,000)
--------------------------------------------------------------------------------
               State & Municipal Obligations (FRDN) -- 2.5%
               -------------------------------------------------
 19,535,000    Illinois Housing Development
                Authority, Multifamily, Rev., Ser. A,
                5.58%, 03/04/98                                   19,535,000
               Illinois Student Assistance
                Commission, Taxable,
 20,600,000     Ser. B, 5.58%, 03/04/98                           20,600,000
 27,200,000     Ser. D, 5.58%, 03/04/98                           27,200,000
 17,000,000    Kern County, California Pension
                Obligation, Taxable, Rev., Medical
                Opt Period, Cr-7T, 5.70%, 03/02/98                17,000,000
    935,000    New Orleans Louisiana, Aviation
                Board, 5.55%, 03/04/98                               935,000
               New York State Housing Finance
                Agency Service, Rev., Contract
                Obligation,
 14,400,000     Ser. A, 5.61%, 03/04/98                           14,400,000
  2,000,000     Ser. B, 5.61%, 03/04/98                            2,000,000
  2,900,000    Stanislaus County, California Pension
                Obligation, Rev., Medical Options
                Period, Taxable, 5.70%, 03/02/98                   2,900,000
  3,600,000    Texas State, Taxable, Rev., Medical
                Options Period, 5.70%, 03/02/98                    3,600,000
--------------------------------------------------------------------------------
               Total State & Municipal Obligations
               (Cost $108,170,000)                               108,170,000
--------------------------------------------------------------------------------
               Corporate Notes & Bonds (FRN)-- 18.1%
               -------------------------------------
               Banking -- 2.2%
               -------------------------------------------------
 30,000,000    Abbey National Treasury Services
                PLC, (United Kingdom), 5.50%,
                03/16/98                                          29,993,154
 25,000,000    First USA Bank, 5.96%, 03/17/98                    25,040,235

                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount                                              Value
     (USD)     Issuer                                   (USD)
--------------------------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
--------------------------------------------------------------------------------
$ 9,400,000    Mellon Bank, 5.63%, 03/04/98             $ 9,400,000
 30,000,000    Nationsbank Corp., 6.06%, 03/27/98        30,003,523
                                                        -----------
                                                         94,436,912
                                                        -----------
               Financial Services -- 12.7%
               ----------------------------------------
 24,000,000    Beta Finance Inc., 5.90%, 03/03/98        24,000,000
 25,000,000    CC USA Inc.(Centauri Corp.)
                (Cayman Islands), 5.89%,
                03/04/98                                 25,000,000
 16,500,000    Goldman Sachs Group, 6.18%,
                03/02/98                                 16,509,979
 15,000,000    Morgan Guaranty Trust of New York,
                5.77%, 03/02/98                          15,000,000
               Morgan Stanley Group, Inc.,
 15,000,000     5.92%, 03/02/98                          15,003,818
 50,000,000     6.04%, 03/15/98                          50,000,000
  7,921,000    Sault Ste Marie Tribe Building,
                6.31%, 06/01/98                           7,921,000
 30,000,000    Sigma Finance Corp. (United
                Kingdom), 5.83%, 03/02/98                30,000,000
125,000,000    SMM Trust 1998 Ser. B, 5.63%,
                03/05/98                                125,000,000
               Societe Generale (France),
 18,000,000     5.71%, 03/02/98                          17,997,595
 10,000,000     5.71%, 03/02/98                           9,998,290
               Steers 1997
 92,836,863    Ser. A-31, # 5.66%, 03/25/98              92,822,178
 70,000,000    Ser. B-71, # 5.62%, 03/16/98              69,993,388
 30,000,000    Strat Trust, 1997-A, # 5.65%, 03/16/98    30,000,000
 17,000,000    Tiers Trust 1997-A, # 5.65%, 03/16/98     17,000,000
                                                        -----------
                                                        546,246,248
                                                        -----------
               Government Issue -- 0.2%
               ----------------------------------------
  9,000,000    Hydro-Quebec, (Canada) (Yankee),
                5.70%, 03/02/98                           9,000,000
                                                        -----------

                         See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
     Amount                                           Value
     (USD)      Issuer                                (USD)
--------------------------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
--------------------------------------------------------------------------------
                Insurance -- 2.7%
                -------------------------------------
$115,000,000    General American Life Insurance Co.,
                 6.12%, 03/02/98                      $115,000,000

                Special Purpose -- 0.3%
                -------------------------------------
  14,000,000    Edward Obligation Group, Ser. 97B,
                 5.58%, 03/04/98                        14,000,000
--------------------------------------------------------------------------------
                Total Corporate Notes & Bonds (FRN)
                (Cost $778,683,160)                    778,683,160
--------------------------------------------------------------------------------
                Total Floating Rate Notes & Bonds
                (Cost $930,853,160)                    930,853,160
--------------------------------------------------------------------------------
Certificates of Deposit -- 2.6%
--------------------------------------------------------------------------------
  52,000,000    Bank of Tokyo-Mitsubishi, Ltd.
                 (Japan), 5.75%, 03/11/98               52,000,129
  35,000,000    Deutsche Bank AG (Germany),
                 5.75%, 02/03/99                        35,000,000
   5,000,000    Landesbank H. Thuringen, 6.13%,
                04/01/98                                 4,999,530
  10,000,000    Rabobank Nederland--Cooeperatieve
                 Centrale Raiffeisen-Boerenleenbank
                 BA, 6.07%, 03/26/98                     9,999,749
  10,000,000    Wachovia Bank of North Carolina,
                 N.A., 6.15%, 05/06/98                   9,998,012
--------------------------------------------------------------------------------
                Total Certificates of Deposit
                (Cost $111,997,420)                    111,997,420
--------------------------------------------------------------------------------
Repurchase Agreements -- 19.9%
--------------------------------------------------------------------------------
 130,583,000    Goldman Sachs & Co., 5.53%, due
                 03/02/98, (Dated 02/27/98,
                 Proceeds $130,643,177, Secured by
                 FHLMC, $14,748,975 at 7.00%,
                 due 10/01/27; FNMA,
                 $117,746,749 at 7.44% due
                 08/01/25; Market $133,194,661)        130,583,000

                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
     Amount                                          Value
     (USD)      Issuer                               (USD)
--------------------------------------------------------------------------------
Repurchase Agreements -- (continued)
--------------------------------------------------------------------------------
$200,000,000    Morgan Stanley, Dean Witter,
                 Discover & Co., 5.70%, due
                 03/02/98, (Dated 02/27/98,
                 Proceeds $200,095,000, Secured by
                 FHLMCs, $204,279,335, 6.20%
                 through 7.81%, due 01/01/24
                 through 01/01/35; Market Value
                 $205,716,609)                       $  200,000,000
 525,000,000    Morgan Stanley, Dean Witter,
                 Discover & Co., 5.71%, due
                 03/02/98, (Dated 02/27/98,
                 Proceeds $525,249,812, Secured by
                 FHLMCs, $422,328,986, 5.00%
                 through 9.50%, due 03/01/98
                 through 02/01/28; PC Golds,
                 $112,557,653, 5.93% through
                 6.20%, due 08/01/24 through
                 08/01/34; Markket Value
                 $540,750,586)                          525,000,000
--------------------------------------------------------------------------------
                Total Repurchase Agreements             855,583,000
                (Cost $855,583,000)
--------------------------------------------------------------------------------
                Total Investments--101.7%            $4,374,264,297
                (Cost $4,374,264,297)**
--------------------------------------------------------------------------------

                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited)

**      -- The cost of securities is substantially the same for federal income tax purposes.
DN      -- Discount Note
FHLMC   -- Federal Home Loan Mortgage Corp.
FNMA    -- Federal National Mortgage Association
FRDN    -- Floating Rate Demand Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February
           28, 1998.
FRN     -- Floating Rate Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February 28,
           1998.
GNMA    -- Government National Mortgage Association
IDA     -- Industrial Development Authority
MTN     -- Medium Term Note
ARM     -- Adjustable Rate Mortgage
REV     -- Revenue Bond

                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Assets and Liabilities February 28, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                      100% U.S.                 U.S.
                                                 Treasury Securities         Government         Treasury Plus
                                                     Money Market           Money Market         Money Market
                                                         Fund                   Fund                 Fund
                                                ---------------------   -------------------   -----------------
ASSETS:
  Investment securities, at value
   (Note 1) .................................      $ 3,262,641,688      $6,429,266,731         $2,608,255,918
  Cash ......................................                1,433           1,345,584                    135
  Other assets ..............................               46,836             108,878                 39,096
  Receivables:
   Investment securities sold ...............          645,129,146          24,998,438            198,498,333
   Interest .................................           39,877,671          29,433,554              7,429,221
   Fund shares sold .........................            2,250,000           1,704,918                 13,206
   Other ....................................                   --                  --                     --
                                                   ---------------      --------------         --------------
     Total Assets ...........................        3,949,946,774       6,486,858,103          2,814,235,909
                                                   ---------------      --------------         --------------
LIABILITIES:
  Payable for investment securities
   purchased ................................          844,443,167          25,000,000            297,949,181
  Payable for Fund shares redeemed ..........           15,201,721           1,683,660                250,000
  Payable to custodian ......................                   --                  --                     --
  Dividends payable .........................            3,594,918          11,771,836              3,745,167
  Other liabilities .........................              166,525             238,847                 53,762
  Accrued liabilities: (Note 2)
   Administration fees ......................              215,048             497,274                 93,224
   Distribution fees ........................              199,344             231,028                133,086
   Investment advisory fees .................              230,752             497,273                186,448
   Shareholder servicing fees ...............              458,491             554,030                439,884
   Custody fees .............................               54,858             117,344                 80,291
   Other ....................................              396,244           1,033,144                400,566
                                                   ---------------      --------------         --------------
     Total Liabilities ......................          864,961,068          41,624,436            303,331,609
                                                   ---------------      --------------         --------------
NET ASSETS:
  Paid in capital ...........................        3,084,910,135       6,445,220,416          2,510,991,185
  Accumulated undistributed net
   investment income ........................                   --                  --                (44,946)
  Accumulated net realized gain (loss)
   on investment transactions ...............               75,571              13,251                (41,939)
                                                   ---------------      --------------         --------------
Net Assets ..................................      $ 3,084,985,706      $6,445,233,667         $2,510,904,300
                                                   ===============      ==============         ==============
Shares of beneficial interest outstanding
 ($.001 par value; unlimited number
 of shares authorized):
  Vista Shares ..............................        2,570,607,186       2,632,027,408          1,761,824,383
  Premier Shares ............................            8,134,656         876,732,609            206,629,869
  Institutional Shares ......................          506,257,068       2,936,561,149            542,634,900
  B Shares ..................................
  Net asset value, offering and
   redemption price per share, all
   classes (net assets/shares) ..............      $          1.00      $         1.00         $         1.00
                                                   ===============      ==============         ==============
  Cost of investments .......................      $ 3,262,641,688      $6,429,266,731         $2,608,255,918
                                                   ===============      ==============         ==============


                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Assets and Liabilities February 28, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                    Federal               Cash                Prime
                                                 Money Market          Management          Money Market
                                                     Fund                 Fund                 Fund
                                               ----------------   -------------------   -----------------
ASSETS:
  Investment securities, at value
   (Note 1) ................................    $760,311,959      $4,484,915,688         $4,374,264,297
  Cash .....................................              --                 709                251,899
  Other assets .............................          15,842              68,715                 29,058
  Receivables:
   Investment securities sold ..............              --          15,006,400                     --
   Interest ................................       5,716,681          27,249,425             11,888,936
   Fund shares sold ........................       1,211,853          19,966,326              2,520,026
   Other ...................................       7,976,582                  --                     --
                                                ------------      --------------         --------------
     Total Assets ..........................     775,232,917       4,547,207,263          4,388,954,216
                                                ------------      --------------         --------------
LIABILITIES:
  Payable for investment securities
   purchased ...............................      25,000,000         101,701,302             75,133,639
  Payable for Fund shares redeemed .........         127,014             283,091                     --
  Payable to custodian .....................       7,974,473                  --                     --
  Dividends payable ........................         836,822           4,096,648              9,651,727
  Other liabilities ........................          15,842              68,715                 88,038
  Accrued liabilities: (Note 2)
   Administration fees .....................          57,822             352,714                305,184
   Distribution fees .......................          21,640                  --                  4,868
   Investment advisory fees ................          57,821             352,715                305,184
   Shareholder servicing fees ..............          97,610             837,929                 89,881
   Custody fees ............................          42,556              85,550                 78,687
   Other ...................................         309,691             564,438                514,446
                                                ------------      --------------         --------------
     Total Liabilities .....................      34,541,291         108,343,102             86,171,654
                                                ------------      --------------         --------------
NET ASSETS:
  Paid in capital ..........................     740,695,384       4,438,819,648          4,302,782,562
  Accumulated undistributed net
   investment income .......................         (10,839)              8,014                 11,081
  Accumulated net realized gain (loss)
   on investment transactions ..............           7,081              36,499                (11,081)
                                                ------------      --------------         --------------
Net Assets .................................    $740,691,626      $4,438,864,161         $4,302,782,562
                                                ============      ==============         ==============
Shares of beneficial interest outstanding
 ($.001 par value; unlimited number
 of shares authorized):
  Vista Shares .............................     286,563,884       2,967,214,121                     --
  Premier Shares ...........................     298,213,142         515,936,208            485,339,076
  Institutional Shares .....................     155,918,358         955,681,626          3,808,945,280
  B Shares .................................                                                  8,498,016
  Net asset value, offering and
   redemption price per share, all
   classes (net assets/shares) .............    $       1.00      $         1.00         $         1.00
                                                ============      ==============         ==============
  Cost of investments ......................    $760,311,959      $4,484,915,688         $4,374,264,297
                                                ============      ==============         ==============

                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Operations For the six months ended Feb. 28, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                100% U.S.              U.S.
                                           Treasury Securities      Government      Treasury Plus
                                               Money Market        Money Market     Money Market
                                                   Fund                Fund             Fund
                                          ---------------------   --------------   --------------
INTEREST INCOME: (Note 1C)                     $75,338,811        $179,323,751     $64,494,348
                                               -----------        ------------     -----------
EXPENSES: (Note 2)
  Shareholder servicing fees ..........          4,373,650           5,639,118       3,375,375
  Distribution fees ...................          1,246,336           1,743,483         885,666
  Administration fees .................            693,537           1,593,210         581,007
  Investment advisory fees ............          1,387,075           3,186,419       1,162,013
  Sub-administration fees .............            693,537           1,593,210         581,007
  Custodian fees ......................            107,737             212,629          92,467
  Printing and postage ................             12,397              59,507          14,876
  Professional fees ...................             56,489             147,293          49,737
  Registration costs ..................            300,959             319,315         165,205
  Transfer agent fees .................            295,479             567,849         244,463
  Trustees fees and expenses ..........             69,354             159,321          58,101
  Other ...............................              7,900             111,042          17,944
                                               -----------        ------------     -----------
     Total expenses ...................          9,244,450          15,332,396       7,227,861
Less amounts waived (Note 2B) .........          1,539,909           1,914,119       1,097,569
                                               -----------        ------------     -----------
  Net expenses ........................          7,704,541          13,418,277       6,130,292
                                               -----------        ------------     -----------
  Net investment income ...............         67,634,270         165,905,474      58,364,056
                                               -----------        ------------     -----------
REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment
   transactions .......................            526,169               1,868          79,722
                                               -----------        ------------     -----------
  Net increase in net assets from
   operations .........................        $68,160,439        $165,907,342     $58,443,778
                                               ===========        ============     ===========

                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Operations For the six months ended Feb. 28, 1998 (unaudited)
--------------------------------------------------------------------------------

                                              Federal            Cash            Prime
                                           Money Market       Management      Money Market
                                               Fund              Fund             Fund
                                          --------------   ---------------   -------------
INTEREST INCOME: (Note 1C)                $21,802,890      $122,602,790      $81,698,529
                                          -----------      ------------      -----------
EXPENSES: (Note 2)
  Shareholder servicing fees ..........       889,984         5,372,218          725,847
  Distribution fees ...................       135,387                --           38,727
  Administration fees .................       194,065         1,069,079          705,096
  Investment advisory fees ............       388,129         2,138,158        1,410,193
  Sub-administration fees .............       194,065         1,069,079          705,096
  Custodian fees ......................        69,374           184,744          132,285
  Printing and postage ................         7,454            29,753           12,397
  Professional fees ...................        24,065            79,021           56,388
  Registration costs ..................        47,261           272,433          252,657
  Transfer agent fees .................       247,124           520,030          195,611
  Trustees fees and expenses ..........        19,406           106,908           70,510
  Other ...............................         7,099             5,335           55,193
                                          -----------      ------------      -----------
     Total expenses ...................     2,223,413        10,846,758        4,360,000
Less amounts waived (Note 2B) .........       210,460           367,183          212,532
                                          -----------      ------------      -----------
  Net expenses ........................     2,012,953        10,479,575        4,147,468
                                          -----------      ------------      -----------
  Net investment income ...............    19,789,937       112,123,215       77,551,061
                                          -----------      ------------      -----------
REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment
   transactions .......................         4,837            23,688           59,371
                                          -----------      ------------      -----------
  Net increase in net assets from
   operations .........................   $19,794,774      $112,146,903      $77,610,432
                                          ===========      ============      ===========

                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Changes in Net Assets For the periods indicated
--------------------------------------------------------------------------------

                                                               100% U.S. Treasury Securities
                                                                       Money Market
                                                                           Fund
                                                           -----------------------------------
                                                               Six Months            Year
                                                                  Ended              Ended
                                                                02/28/98           08/31/97
                                                           ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ...................................   $   67,634,270     $   95,373,722
 Net realized gain on investment transactions ............          526,169            608,194
                                                             --------------     --------------
 Increase in net assets from operations ..................       68,160,439         95,981,916
                                                             --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................      (67,634,270)       (95,373,722)
 Net realized gain on investment transactions ............         (464,455)          (896,002)
                                                             --------------     --------------
 Total dividends and distributions .......................      (68,098,725)       (96,269,724)
                                                             --------------     --------------
 Increase (Decrease) from capital share transactions .....      621,794,091        791,586,677
                                                             --------------     --------------
  Total increase (decrease) ..............................      621,855,805        791,298,869
NET ASSETS:
 Beginning of period .....................................    2,463,129,901      1,671,831,032
                                                             --------------     --------------
 End of period ...........................................   $3,084,985,706     $2,463,129,901
                                                             ==============     ==============


                                                                     U.S. Government
                                                                      Money Market
                                                                          Fund
                                                           -----------------------------------
                                                               Six Months           Year
                                                                 Ended             Ended
                                                                02/28/98          08/31/97
                                                           ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ...................................  $  165,905,474    $  262,809,271
 Net realized gain on investment transactions ............           1,868           493,637
                                                            --------------    --------------
 Increase in net assets from operations ..................     165,907,342       263,302,908
                                                            --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................    (165,905,474)     (262,809,271)
 Net realized gain on investment transactions ............         (18,900)         (465,957)
                                                            --------------    --------------
 Total dividends and distributions .......................    (165,924,374)     (263,275,228)
                                                            --------------    --------------
 Increase (Decrease) from capital share transactions .....     514,156,389     1,890,616,058
                                                            --------------    --------------
  Total increase (decrease) ..............................     514,139,357     1,890,643,738
NET ASSETS:
 Beginning of period .....................................   5,931,094,310     4,040,450,572
                                                            --------------    --------------
 End of period ...........................................  $6,445,233,667    $5,931,094,310
                                                            ==============    ==============


                                                                           Treasury Plus
                                                                        Money Market Fund
                                                               --------------------------------------
                                                                   Six Months             Year
                                                                      Ended               Ended
                                                                    02/28/98            08/31/97
                                                               ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ...................................       $   58,364,056      $   96,104,018
 Net realized gain on investment transactions ............               79,722             245,215
                                                                 --------------      --------------
 Increase in net assets from operations ..................           58,443,778          96,349,233
                                                                 --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................          (58,400,280)        (96,120,887)
 Net realized gain on investment transactions ............             (121,661)           (166,314)
                                                                 --------------      --------------
 Total dividends and distributions .......................          (58,521,941)        (96,287,201)
                                                                 --------------      --------------
 Increase (Decrease) from capital share transactions .....          482,257,302         351,955,824
                                                                 --------------      --------------
  Total increase (decrease) ..............................          482,179,139         352,017,856
NET ASSETS:
 Beginning of period .....................................        2,028,725,161       1,676,707,305
                                                                 --------------      --------------
 End of period ...........................................       $2,510,904,300      $2,028,725,161
                                                                 ==============      ==============

                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Changes in Net Assets For the periods indicated
--------------------------------------------------------------------------------

                                                                        Federal                        Cash Management
                                                                   Money Market Fund                        Fund
                                                           --------------------------------- -----------------------------------
                                                              Six Months          Year           Six Months           Year
                                                                 Ended            Ended            Ended             Ended
                                                               02/28/98         08/31/97          02/28/98          08/31/97
                                                           ---------------- ---------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ...................................  $  19,789,937    $  38,641,291    $  112,123,215    $  160,620,718
 Net realized gain on investment transactions ............          4,837           54,317            23,688            12,811
                                                            -------------    -------------    --------------    --------------
 Increase in net assets from operations ..................     19,794,774       38,695,608       112,146,903       160,633,529
                                                            -------------    -------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................    (19,789,937)     (38,641,291)     (112,123,215)     (160,620,718)
 Net realized gain on investment transactions ............             --         (106,779)               --                --
                                                            -------------    -------------    --------------    --------------
 Total dividends and distributions .......................    (19,789,937)     (38,748,070)     (112,123,215)     (160,620,718)
                                                            -------------    -------------    --------------    --------------
 Increase (Decrease) from capital share transactions .....    (90,647,588)      88,383,952       563,114,419     1,164,197,068
                                                            -------------    -------------    --------------    --------------
  Total increase (decrease) ..............................    (90,642,751)      88,331,490       563,138,107     1,164,209,879
NET ASSETS:
 Beginning of period .....................................    831,334,377      743,002,887     3,875,726,054     2,711,516,175
                                                            -------------    -------------    --------------    --------------
 End of period ...........................................  $ 740,691,626    $ 831,334,377    $4,438,864,161    $3,875,726,054
                                                            =============    =============    ==============    ==============

                                                                           Prime
                                                                       Money Market
                                                                           Fund
                                                           -------------------------------------
                                                               Six Months            Year
                                                                  Ended              Ended
                                                                02/28/98           08/31/97
                                                           ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ...................................   $   77,551,061     $   84,411,689
 Net realized gain on investment transactions ............           59,371            179,950
                                                             --------------     --------------
 Increase in net assets from operations ..................       77,610,432         84,591,639
                                                             --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................      (77,551,061)       (84,411,688)
 Net realized gain on investment transactions ............          (59,812)          (179,510)
                                                             --------------     --------------
 Total dividends and distributions .......................      (77,610,873)       (84,591,198)
                                                             --------------     --------------
 Increase (Decrease) from capital share transactions .....    2,445,554,655        698,281,185
                                                             --------------     --------------
  Total increase (decrease) ..............................    2,445,554,214        698,281,626
NET ASSETS:
 Beginning of period .....................................    1,857,228,348      1,158,946,722
                                                             --------------     --------------
 End of period ...........................................   $4,302,782,562     $1,857,228,348
                                                             ==============     ==============

                       See notes to financial statements.

Chase Vista Mutual Funds
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Trust ("MFT") (the "Trust") is organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Family of Mutual Funds. 100% U.S. Treasury Securities Money Market Fund ("USTSMM"), U.S. Government Money Market Fund ("USGMM"), Treasury Plus Money Market Fund ("TPMM"), Federal Money Market Fund ("FMM"), Cash Management Fund ("CMMM"), and Prime Money Market Fund ("PMM"), are separate portfolios of MFT. Collectively all of these funds are referred to as "Money Market Funds" or individually as the "Fund".

The Funds offer various classes of shares as follows:

Fund             Classes Offered
--------------   ---------------------------------
USTSMM ......... Vista, Premier, Institutional
USGMM  ......... Vista, Premier, Institutional
TPMM   ......... Vista, Premier, Institutional
FMM    ......... Vista, Premier, Institutional
CMMM   ......... Vista, Premier, Institutional
PMM    ......... Premier, Institutional, B Shares

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution, shareholder servicing and fund servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

   B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, subcustodian or a bank in which the custodian bank has entered into a subcustodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities. The Trust's use of the proceeds of the reverse repurchase agreement may also effectively be restricted pending such decision.

   At February 28, 1998, there were no open reverse repurchase agreements.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income consists of coupon interest accrued and amortization of premium and discount earned.

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   D. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of a Fund's distributable net income, including net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   E. Distributions to shareholders -- Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or re-invested monthly in each respective Fund's shares on the payable dates. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   F. Income and Expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class. Other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or "Advisor") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, other than the Vista Cash Management Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

   Chase Bank of Texas, National Association ("CBT") is the sub-investment adviser to the Cash Management Fund pursuant to a Sub-Investment Advisory Agreement between Chase and CBT. CBT is a wholly-owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets.

   B. Shareholder and Fund servicing fees -- The Trust adopted Administrative Service Plans which, among other things, provide that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.35%, 0.25% and 0.25% of the average daily net assets of the Vista, Premier and B Shares Class of each Fund. The Shareholder Servicing Agents voluntarily waived fees in the amount of $1,507,280, $1,841,009, $900,709,

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   $210,460, $367,183 and $212,532 for the USTSMM, USGMM, TPMM, FMM, CMMM and PMM, respectively.

   No Shareholder Servicing fee was paid for the Institutional Shares.

   Since inception of the Trust (except as described below), Chase and certain of its affiliates have been the only Shareholder Servicing Agents. Certain Premier Shareholders of the CMMM and FMM entered into a Shareholder Servicing arrangement with Capital Network Services and Charles Schwab & Co.

   C. Distribution and sub-administrations fees -- Pursuant to the Distribution and Sub-Administration Agreements, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly, of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted plans of distribution under the 1940 Act for the Premier Shares of USGMM (the "Premier Plan"), for the Vista Shares (the "Vista Plan") except for CMMM, and for the B Shares of the PMM (the "B Plan"). There are no distribution plans for the Institutional Shares. The Premier, Vista and B Shares Plans pay the Distributor a distribution fee. The fee is computed daily and paid monthly at an annual rate of: 0.10% of the average daily net assets of the Vista Class of each Fund (except CMMM), 0.10% of the average daily net assets of the USGMM Premier Class and 0.75% of the average daily net assets of the B Shares of PMM.

   The Distributor and Sub-Administrator voluntarily waived fees in the amount of $32,629, $73,110, and $196,860 for USTSMM, USGMM and TPMM respectively.

   D. Administration fee -- Pursuant to the Administration Agreement, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee computed daily and paid monthly at the annual rate equal to 0.05% of the respective Fund's average daily net assets.

   Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   In addition, Chase provides portfolio accounting and custody services for the Funds. Such amounts are presented in the Statement of Operations as custodian fees.

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   3. Transactions in Shares of Beneficial Interest

                                            100% U.S. Treasury Securities Money Market Fund
                             ------------------------------------------------------------------------------
                                                              Vista Class
                             ------------------------------------------------------------------------------
                                    09/01/97 Through 02/28/98              Year Ended August 31, 1997
                             --------------------------------------- ---------------------------------------
                                    Amount              Shares             Amount              Shares
                             ------------------- ------------------- ------------------ -------------------
Shares sold ................ $6,831,937,391          6,831,937,391  $10,261,243,364        10,261,243,364
Shares issued in
  reinvestment
  of distributions .........     45,133,443             45,133,443       70,133,085            70,133,085
Shares redeemed ............ (6,682,737,864)        (6,682,737,864)  (9,626,493,212)       (9,626,493,212)
                             --------------         --------------   ---------------       --------------
Net increase (decrease)
  in Trust shares
  outstanding .............. $  194,332,970            194,332,970   $  704,883,237           704,883,237
                             ==============         ==============   ===============       ==============


                                                       Premier Class
                          ------------------------------------------------------------------------
                               09/01/97 Through 02/28/98           Year Ended August 31, 1997
                          ------------------------------------ -----------------------------------
                                Amount             Shares            Amount            Shares
                          ------------------ ----------------- ----------------- -----------------
Shares sold .............  $   266,646,377       266,646,377    $   17,838,413        17,838,413
Shares issued in
  reinvestment of
  distributions .........          227,890           227,890           141,705           141,705
Shares redeemed .........     (264,382,621)     (264,382,621)      (12,564,059)      (12,564,059)
                           ---------------     -------------    --------------    --------------
Net increase (decrease)
  in Trust shares
  outstanding ...........  $     2,491,646         2,491,646    $    5,416,059         5,416,059
                           ===============     =============    ==============    ==============


                                                     Institutional Class
                          -------------------------------------------------------------------------
                               09/01/97 Through 02/28/98            Year Ended August 31, 1997
                          ------------------------------------ ------------------------------------
                                Amount             Shares            Amount             Shares
                          ------------------ ----------------- ------------------ -----------------
Shares sold .............  $   832,036,043       832,036,043    $   891,053,171       891,053,171
Shares issued in
  reinvestment of
  distributions .........        2,675,035         2,675,035          4,278,994         4,278,994
Shares redeemed .........     (409,741,603)     (409,741,603)      (814,044,784)     (814,044,784)
                           ---------------     -------------    ---------------    --------------
Net increase (decrease)
  in Trust shares
  outstanding ...........  $   424,969,475       424,969,475    $    81,287,381        81,287,381
                           ===============     =============    ===============    ==============

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                     U.S. Government Money Market Fund
                             ---------------------------------------------------------------------------------
                                                                Vista Class
                             ---------------------------------------------------------------------------------
                                    09/01/97 Through 02/28/98               Year Ended August 31, 1997
                             --------------------------------------- -----------------------------------------
                                    Amount              Shares              Amount               Shares
                             ------------------- ------------------- -------------------- --------------------
Shares sold ................ $7,410,125,791          7,410,125,791   $14,989,063,773       14,989,063,773
Shares issued in
  reinvestment
  of distributions .........     29,405,523             29,405,523        56,051,339           56,051,339
Shares redeemed ............ (6,946,953,461)        (6,946,953,461)  (14,962,787,753)     (14,962,787,753)
                             --------------         --------------   ---------------      ---------------
Net increase (decrease)
  in Trust shares
  outstanding .............. $  492,577,853            492,577,853   $    82,327,359           82,327,359
                             ==============         ==============   ===============      ===============


                                                          Premier Class
                          ------------------------------------------------------------------------------
                                09/01/97 Through 02/28/98              Year Ended August 31, 1997
                          -------------------------------------- ---------------------------------------
                                Amount              Shares              Amount              Shares
                          ------------------ ------------------- ------------------- -------------------
Shares sold ............. $3,629,891,146      3,629,891,146      $5,613,865,551       5,613,865,551
Shares issued in
  reinvestment of
  distributions .........     13,595,393         13,595,393          24,031,128          24,031,128
Shares redeemed ......... (3,603,268,730)    (3,603,268,730)     (5,603,046,417)     (5,603,046,417)
                          ---------------    --------------      --------------      --------------

Net increase (decrease)
  in Trust shares
  outstanding ........... $   40,217,809         40,217,809      $   34,850,262          34,850,262
                          ===============    ==============      ==============      ==============


                                                          Institutional Class
                          -----------------------------------------------------------------------------------
                                  09/01/97 Through 02/28/98                Year Ended August 31, 1997
                          ----------------------------------------- -----------------------------------------
                                 Amount               Shares               Amount               Shares
                          -------------------- -------------------- -------------------- --------------------
Shares sold ............. $11,605,248,331       11,605,248,331      $19,688,867,100       19,688,867,100
Shares issued in
  reinvestment of
  distributions .........      43,714,215           43,714,215           68,490,796           68,490,796
Shares redeemed ......... (11,667,601,819)     (11,667,601,819)     (17,983,919,459)     (17,983,919,459)
                          ---------------      ---------------      ---------------      ---------------
Net increase (decrease)
  in Trust shares
  outstanding ........... $   (18,639,273)         (18,639,273)     $ 1,773,438,437        1,773,438,437
                          ===============      ===============      ===============      ===============

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                      Treasury Plus Money Market Fund
                             ---------------------------------------------------------------------------------
                                                                Vista Class
                             ---------------------------------------------------------------------------------
                                    09/01/97 Through 02/28/98               Year Ended August 31, 1997
                             --------------------------------------- -----------------------------------------
                                    Amount              Shares              Amount               Shares
                             ------------------- ------------------- -------------------- --------------------
Shares sold ................ $9,311,866,744          9,311,866,744   $16,488,613,526       16,488,613,526
Shares issued in
  reinvestment
  of distributions .........     28,237,412             28,237,412        42,612,199           42,612,199
Shares redeemed ............ (9,184,226,260)        (9,184,226,260)  (16,307,623,845)     (16,307,623,845)
                             --------------         --------------   ---------------      ---------------
Net increase (decrease)
  in Trust shares
  outstanding .............. $  155,877,896            155,877,896   $   223,601,880          223,601,880
                             ==============         ==============   ===============      ===============


                                                          Premier Class
                          -----------------------------------------------------------------------------
                                 09/01/97 Through 02/28/98             Year Ended August 31, 1997
                          --------------------------------------- -------------------------------------
                                 Amount              Shares              Amount             Shares
                          ------------------- ------------------- ------------------- -----------------
Shares sold .............  $  1,111,021,357       1,111,021,357    $    630,055,851       630,055,851
Shares issued in
  reinvestment of
  distributions .........         3,122,157           3,122,157           1,403,706         1,403,706
Shares redeemed .........    (1,038,854,372)     (1,038,854,372)       (606,144,080)     (606,144,080)
                           ----------------      --------------    ----------------    --------------
Net increase (decrease)
  in Trust shares
  outstanding ...........  $     75,289,142          75,289,142    $     25,315,477        25,315,477
                           ================      ==============    ================    ==============


                                                        Institutional Class
                          -------------------------------------------------------------------------------
                                 09/01/97 Through 02/28/98              Year Ended August 31, 1997
                          --------------------------------------- ---------------------------------------
                                 Amount              Shares              Amount              Shares
                          ------------------- ------------------- ------------------- -------------------
Shares sold .............  $  4,135,735,821       4,135,735,821    $  7,439,790,648       7,439,790,648
Shares issued in
  reinvestment of
  distributions .........         4,968,864           4,968,864          10,198,531          10,198,531
Shares redeemed .........    (3,889,614,421)     (3,889,614,421)     (7,346,950,712)     (7,346,950,712)
                           ----------------      --------------    ----------------      --------------
Net increase (decrease)
  in Trust shares
  outstanding ...........  $    251,090,264         251,090,264    $    103,038,467         103,038,467
                           ================      ==============    ================      ==============

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                         Federal Money Market Fund
                               -----------------------------------------------------------------------------
                                                                Vista Class
                               -----------------------------------------------------------------------------
                                     09/01/97 Through 02/28/98              Year Ended August 31, 1997
                               -------------------------------------   -------------------------------------
                                     Amount              Shares              Amount              Shares
                               -----------------   -----------------   -----------------   -----------------
Shares sold ................   $410,764,331         410,764,331         $487,721,133        487,721,133
Shares issued in
  reinvestment
  of distributions .........      5,705,164           5,705,164           13,600,878         13,600,878
Shares redeemed ............   (430,948,046)       (430,948,046)        (553,201,237)      (553,201,237)
                               ------------        ------------         --------------     ------------
Net increase (decrease)
  in Trust shares
  outstanding ..............   $(14,478,551)        (14,478,551)        ($51,879,226)       (51,879,226)
                               ============        ============         ==============     ============

                                                            Premier Class
                            -----------------------------------------------------------------------------
                                  09/01/97 Through 02/28/98              Year Ended August 31, 1997
                            -------------------------------------   -------------------------------------
                                  Amount              Shares              Amount              Shares
                            -----------------   -----------------   -----------------   -----------------
Shares sold .............   $ 206,030,332        206,030,332        $884,820,051         884,820,051
Shares issued in
  reinvestment of
  distributions .........       6,809,435          6,809,435          13,139,597          13,139,597
Shares redeemed .........    (314,278,323)      (314,278,323)       (747,052,298)       (747,052,298)
                            -------------       ------------        ------------        ------------

Net increase (decrease)
  in Trust shares
  outstanding ...........   $(101,438,556)      (101,438,556)       $150,907,350         150,907,350
                            =============       ============        ============        ============

                                                         Institutional Class
                            -----------------------------------------------------------------------------
                                  02/01/97 Through 02/28/98              Year Ended August 31, 1997
                            -------------------------------------   -------------------------------------
                                  Amount              Shares              Amount              Shares
                            -----------------   -----------------   -----------------   -----------------
Shares sold .............   $651,410,143         651,410,143        $809,559,898         809,559,898
Shares issued in
  reinvestment of
  distributions .........      1,087,540           1,087,540           1,781,683           1,781,683
Shares redeemed .........   (627,228,164)       (627,228,164)       (821,985,753)       (821,985,753)
                            ------------        ------------        ------------        ------------
Net increase (decrease)
  in Trust shares
  outstanding ...........   $ 25,269,519          25,269,519        $(10,644,172)        (10,644,172)
                            ============        ============        ============        ============

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------


                                                           Cash Management Fund
                             ---------------------------------------------------------------------------------
                                                                Vista Class
                             ---------------------------------------------------------------------------------
                                    09/01/97 Through 02/28/98               Year Ended August 31, 1997
                             --------------------------------------- -----------------------------------------
                                    Amount              Shares              Amount               Shares
                             ------------------- ------------------- -------------------- --------------------
Shares sold ................ $9,110,182,665          9,110,182,665   $14,045,422,722       14,045,422,722
Shares issued in
  reinvestment
  of distributions .........     54,620,686             54,620,686        71,043,177           71,043,177
Shares redeemed ............ (8,773,764,476)        (8,773,764,476)  (13,161,544,235)     (13,161,544,235)
                             --------------         --------------   ---------------      ---------------
Net increase (decrease)
  in Trust shares
  outstanding .............. $  391,038,875            391,038,875   $   954,921,664          954,921,664
                             ==============         ==============   ===============      ===============

                                                           Premier Class
                          -------------------------------------------------------------------------------
                                 09/01/97 Through 02/28/98              Year Ended August 31, 1997
                          --------------------------------------- ---------------------------------------
                                 Amount              Shares              Amount              Shares
                          ------------------- ------------------- ------------------- -------------------
Shares sold .............  $  2,062,344,100       2,062,344,100    $  2,333,244,771       2,333,244,771
Shares issued in
  reinvestment of
  distributions .........         9,599,928           9,599,928          16,341,167          16,341,167
Shares redeemed .........    (1,931,436,230)     (1,931,436,230)     (2,407,404,922)     (2,407,404,922)
                           ----------------      --------------    ----------------      --------------
Net increase (decrease)
  in Trust shares
  outstanding ...........  $    140,507,798         140,507,798    $    (57,818,984)        (57,818,984)
                           ================      ==============    ================      ==============

                                                        Institutional Class
                          -------------------------------------------------------------------------------
                                 09/01/97 Through 02/28/98              Year Ended August 31, 1997
                          --------------------------------------- ---------------------------------------
                                 Amount              Shares              Amount              Shares
                          ------------------- ------------------- ------------------- -------------------
Shares sold .............  $  2,928,327,319       2,928,327,319    $  4,596,074,525       4,596,074,525
Shares issued in
  reinvestment of
  distributions .........        27,186,763          27,186,763          32,378,220          32,378,220
Shares redeemed .........    (2,923,946,336)     (2,923,946,336)     (4,361,358,357)     (4,361,358,357)
                           ----------------      --------------    ----------------      --------------
Net increase (decrease)
  in Trust shares
  outstanding ...........  $     31,567,746          31,567,746    $    267,094,388         267,094,388
                           ================      ==============    ================      ==============

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                        Prime Money Market Fund
                               -------------------------------------------------------------------------
                                                               B Shares
                               -------------------------------------------------------------------------
                                    09/01/97 Through 02/28/98            Year Ended August 31, 1997
                               -----------------------------------   -----------------------------------
                                    Amount             Shares             Amount             Shares
                               ----------------   ----------------   ----------------   ----------------
Shares sold ................   $44,137,189            44,137,189     $49,461,663            49,461,663
Shares issued in
  reinvestment
  of distributions .........       176,541               176,541         381,174               381,174
Shares redeemed ............   (46,084,855)          (46,084,855)    (55,242,319)          (55,242,319)
                               -----------           -----------     -----------           -----------
Net increase (decrease)
  in Trust shares
  outstanding ..............   $(1,771,125)           (1,771,125)    $(5,399,482)           (5,399,482)
                               ===========           ===========     ===========           ===========

                                                           Premier Class
                          -------------------------------------------------------------------------------
                                 09/01/97 Through 02/28/98              Year Ended August 31, 1997
                          --------------------------------------- ---------------------------------------
                                 Amount              Shares              Amount              Shares
                          ------------------- ------------------- ------------------- -------------------
Shares sold .............  $  2,830,296,132       2,830,296,132    $  4,080,531,934       4,080,531,934
Shares issued in
  reinvestment of
  distributions .........         7,808,999           7,808,999           7,415,483           7,415,483
Shares redeemed .........    (2,852,073,850)     (2,852,073,850)     (4,007,315,047)     (4,007,315,047)
                           ----------------      --------------    ----------------      --------------

Net increase (decrease)
  in Trust shares
  outstanding ...........  $    (13,968,719)        (13,968,719)   $     80,632,370          80,632,370
                           ================      ==============    ================      ==============

                                                          Institutional Class
                          -----------------------------------------------------------------------------------
                                  09/01/97 Through 02/28/98                Year Ended August 31, 1997
                          ----------------------------------------- -----------------------------------------
                                 Amount               Shares               Amount               Shares
                          -------------------- -------------------- -------------------- --------------------
Shares sold ............. $13,138,364,441       13,138,364,441      $16,454,322,258       16,454,322,258
Shares issued in
  reinvestment of
  distributions .........      30,778,785           30,778,785           26,707,134           26,707,134
Shares redeemed ......... (10,707,848,727)     (10,707,848,727)     (15,857,981,095)     (15,857,981,095)
                          ---------------      ---------------      ---------------      ---------------
Net increase (decrease)
  in Trust shares
  outstanding ........... $ 2,461,294,499        2,461,294,499      $   623,048,297          623,048,297
                          ===============      ===============      ===============      ===============

5. Concentration of Credit Risk -- As of February 28, 1998. CMMM invested 75.6% of its net assets in financial institutions, of which 10.1% was invested in Broker Dealers, 25.2% in Banking and 40.3% in other financial service providers. PMM invested 94.7% of its net assets in financial institutions, of which 22.7% was invested in Broker Dealers, 28.7% in Banking and 43.3% in other financial service providers. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

6. Trustee Compensation -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six month period ended February 28, 1998, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in Other Accrued Liabilities in the Statement of Assets and Liabilities were as follows:

                     Pension     Accrued Pension
Fund                Expenses        Liability
----------------   ----------   ----------------
USTSMM .........   $25,751          $140,431
USGMM ..........    60,100           343,550
TPMM ...........    21,555           123,336
FMM ............     8,197            49,439
CMMM ...........    38,825           217,715
PMM ............    19,976            95,625

Chase Vista Mutual Funds
Financial Highlights (unaudited)
--------------------------------------------------------------------------------

                                                                 100% U.S. Treasury Securities Money Market Fund
                                           ----------------------------------------------------------------------------------------
                                                                                  Vista Shares
                                           ----------------------------------------------------------------------------------------
                                              09/01/97         Year         12/1/95*              Year Ended November 30,
                                               Through         Ended         Through    -------------------------------------------
                                              02/28/98        8/31/97        8/31/96         1995           1994           1993
                                           -------------- -------------- -------------- -------------- --------------  ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....   $     1.00      $    1.00      $    1.00      $    1.00      $    1.00       $  1.00
                                             ----------      ---------      ---------      ---------      ---------       -------
 Income from Investment Operations:
  Net Investment Income ..................        0.024          0.048          0.035          0.050          0.033         0.026
                                             ----------     ----------     ----------     ----------     ----------      --------
  Less Dividends from Net
  Investment Income ......................        0.024          0.048          0.035          0.050          0.033         0.026
                                             ----------     ----------     ----------     ----------     ----------      --------
Net Asset Value, End of Period ...........   $     1.00      $    1.00      $    1.00      $    1.00      $    1.00       $  1.00
                                             ==========     ==========     ==========     ==========     ==========      ========
Total Return .............................         2.44%          4.78%          3.50%          5.15%          3.32%         2.62%

Ratios/Supplemental Data:
 Net Assets, End of Period
  (000 omitted) ..........................   $2,570,607     $2,376,214     $1,671,603     $1,337,549     $1,024,125      $873,631

Ratios to average net assets#:
 Ratio of Expenses .......................         0.59%          0.59%          0.60%          0.58%          0.59%         0.58%
 Ratio of Net Investment Income to
 Average Net Assets # ....................         4.84%          4.74%          4.58%          4.99%          3.26%         2.58%
 Ratio of Expenses Without Waivers
  and Assumption of Expenses .............         0.71%          0.71%          0.68%          0.61%          0.62%         0.61%
 Ratio of Net Investment Income
  Without Waivers and Assumption
  of Expenses ............................         4.72%          4.62%          4.50%          4.96%          3.23%         2.55%

                                                     100% U.S. Treasury Securities Money Market Fund
                                           -------------------------------------------------------------------
                                                   Premier Shares                  Institutional Shares
                                           -------------------------------- ----------------------------------

                                             09/01/97   Year       6/3/96**   09/01/97      Year      6/3/96**
                                             Through    Ended      Through    Through       Ended     Through
                                            02/28/98    8/31/97    8/31/96    02/28/98     8/31/97    8/31/96
                                           ---------- ---------- ---------- ------------ ----------- ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....   $ 1.00     $ 1.00     $ 1.00      $  1.00      $ 1.00     $ 1.00
                                             ------     ------     ------      -------      ------     ------
 Income from Investment Operations:
  Net Investment Income ..................    0.024      0.048      0.011        0.026       0.051      0.012
                                             ------     ------    -------     --------     -------    -------
  Less Dividends from Net
  Investment Income ......................    0.024      0.048      0.011        0.026       0.051      0.012
                                             ------     ------    -------     --------     -------    -------
Net Asset Value, End of Period ...........   $ 1.00     $ 1.00     $ 1.00      $  1.00      $ 1.00     $ 1.00
                                             ======     ======    =======     ========     =======    =======
Total Return .............................     2.47%      4.91%      1.11%        2.61%       5.20%      1.23%

Ratios/Supplemental Data:
 Net Assets, End of Period
  (000 omitted) ..........................   $8,135     $5,643    $   227     $506,257     $81,273    $     1

Ratios to average net assets#:
 Ratio of Expenses .......................     0.53%      0.55%      0.42%        0.24%       0.27%      0.21%
 Ratio of Net Investment Income to
 Average Net Assets # ....................     5.23%      4.80%      3.45%        5.20%       5.06%      3.65%
 Ratio of Expenses Without Waivers
  and Assumption of Expenses .............     0.80%      0.80%      0.42%        0.26%       0.27%      0.21%
 Ratio of Net Investment Income
  Without Waivers and Assumption
  of Expenses ............................     4.96%      4.55%      3.45%        5.18%       5.06%      3.65%

-------
 * In 1996, the Fund changed its fiscal year-end from November 30 to August 31. ** Commencement of offering class of shares.
 # Short periods have been annualized.

                       See notes to financial statements.

Chase Vista Mutual Funds
Financial Highlights (unaudited)
--------------------------------------------------------------------------------

                                                                     U.S. Government Money Market Fund
                                                         ---------------------------------------------------------
                                                                               Vista Shares
                                                         ---------------------------------------------------------
                                                            09/01/97              Year Ended August 31,
                                                             Through    ------------------------------------------
                                                            02/28/98         1997           1996          1995
                                                         -------------- -------------- -------------- ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...................    $    1.00      $    1.00      $    1.00      $  1.00
                                                            ---------      ---------      ---------      -------
 Income from Investment Operations:
  Net Investment Income ................................        0.025          0.049          0.049        0.049
                                                           ----------     ----------     ----------     --------
  Less Dividends from Net Investment Income ............        0.025          0.049          0.049        0.049
                                                           ----------     ----------     ----------     --------
Net Asset Value, End of Period .........................    $    1.00      $    1.00      $    1.00      $  1.00
                                                           ==========     ==========     ==========     ========
Total Return ...........................................         2.52%          5.04%          4.97%        5.05%

Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ...............   $2,631,939     $2,139,368     $2,057,023     $341,336

Ratios to average net assets#:
 Ratio of Expenses .....................................         0.59%          0.59%          0.65%        0.80%
 Ratio of Net Investment Income ........................         5.04%          4.93%          4.83%        4.93%
 Ratio of Expenses Without Waivers and Assumption of
  Expenses .............................................         0.71%          0.72%          0.73%        0.80%
 Ratio of Net Investment Income Without Waivers and
  Assumption of Expenses ...............................         4.92%          4.80%          4.75%        4.93%


                                                           U.S. Government Money
                                                                Market Fund
                                                         -------------------------
                                                               Vista Shares
                                                         -------------------------
                                                            11/1/93      1/1/93*
                                                            Through      Through
                                                           8/31/94++    10/31/93
                                                         ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...................   $   1.00      $  1.00
                                                           --------      -------
 Income from Investment Operations:
  Net Investment Income ................................      0.025        0.019
                                                           --------     --------
  Less Dividends from Net Investment Income ............      0.025        0.019
                                                           --------     --------
Net Asset Value, End of Period .........................   $   1.00      $  1.00
                                                           ========     ========
Total Return ...........................................       2.48%        2.02%

Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ...............   $335,365     $323,498

Ratios to average net assets#:
 Ratio of Expenses .....................................       0.80%        0.82%
 Ratio of Net Investment Income ........................       2.94%        2.39%
 Ratio of Expenses Without Waivers and Assumption of
  Expenses .............................................       0.80%        0.82%
 Ratio of Net Investment Income Without Waivers and
  Assumption of Expenses ...............................       2.94%        2.39%

-------
 * Commencement of sale of shares.
 # Short periods have been annualized.
 ++ In 1994 USGMM changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

Chase Vista Mutual Funds
Financial Highlights (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                     U.S. Government Money Market Fund
                                              -------------------------------------------------------------------------------
                                                                              Premier Shares
                                              -------------------------------------------------------------------------------
                                                09/01/97           Year Ended August 31,             11/1/93        Year
                                                 Through   --------------------------------------    Through        Ended
                                                02/28/98       1997         1996         1995       8/31/94++     10/31/93
                                              ------------ ------------ ------------ ------------ ------------ --------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........   $   1.00      $  1.00      $  1.00      $  1.00      $  1.00      $    1.00
                                                --------      -------      -------      -------      -------      ---------
 Income from Investment Operations:
  Net Investment Income .....................      0.025        0.050        0.050        0.052        0.027          0.027
                                                --------     --------     --------     --------     --------     ----------
  Less Dividends from Net Investment
  Income ....................................      0.025        0.050        0.050        0.052        0.027          0.027
                                                --------     --------     --------     --------     --------     ----------
Net Asset Value, End of Period ..............   $   1.00      $  1.00      $  1.00      $  1.00      $  1.00      $    1.00
                                                ========     ========     ========     ========     ========     ==========
Total Return ................................       2.56%        5.08%        5.15%        5.31%        2.70%          2.70%

Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ....   $876,735     $836,520     $801,665     $763,609     $545,999     $1,069,704

Ratios to average net assets:
 Ratio of Expenses ..........................       0.52%        0.55%        0.55%        0.55%        0.55%          0.55%
 Ratio of Net Investment Income .............       5.11%        4.97%        5.04%        5.22%        3.13%          2.66%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses ....................       0.60%        0.60%        0.59%        0.59%        0.61%          0.67%
 Ratio of Net Investment Income Without
  Waivers and Assumption of Expenses ........       5.03%        4.92%        5.00%        5.18%        3.07%          2.54%



                                                                U.S. Government Money Market Fund
                                              ----------------------------------------------------------------------
                                                                       Institutional Shares
                                              ----------------------------------------------------------------------
                                                 09/01/97              Year Ended August 31,              12/10/93*
                                                  Through    ------------------------------------------    Through
                                                 02/28/98         1997           1996          1995       8/31/94++
                                              -------------- -------------- -------------- ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........   $     1.00      $    1.00      $    1.00      $  1.00      $  1.00
                                                ----------      ---------      ---------      -------      -------
 Income from Investment Operations:
  Net Investment Income .....................        0.027          0.053          0.053        0.055        0.026
                                                ----------     ----------     ----------     --------     --------
  Less Dividends from Net Investment
  Income ....................................        0.027          0.053          0.053        0.055        0.026
                                                ----------     ----------     ----------     --------     --------
Net Asset Value, End of Period ..............   $     1.00      $    1.00      $    1.00      $  1.00      $  1.00
                                                ==========     ==========     ==========     ========     ========
Total Return ................................         2.70%          5.40%          5.45%        5.60%        2.61%

Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ....   $2,936,560     $2,955,206     $1,181,763     $466,083     $212,810

Ratios to average net assets:
 Ratio of Expenses ..........................         0.24%          0.24%          0.27%        0.27%        0.27%
 Ratio of Net Investment Income .............         5.38%          5.29%          5.30%        5.58%        3.81%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses ....................         0.24%          0.24%          0.27%        0.28%        0.27%
 Ratio of Net Investment Income Without
  Waivers and Assumption of Expenses ........         5.38%          5.29%          5.30%        5.57%        3.81%

-------
 * Commencement of sale of shares.
 # Short periods have been annualized.
 ++ In 1994 USGMM changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

Chase Vista Mutual Funds
Financial Highlights (unaudited) (continued)
--------------------------------------------------------------------------------

                                                     Treasury Plus Money Market Fund
                                               --------------------------------------------
                                                               Vista Shares
                                               --------------------------------------------
                                                  09/01/97         Year          5/6/96*
                                                   Through         Ended         Through
                                                  02/28/98        8/31/97        8/31/96
                                               -------------- -------------- --------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........   $     1.00      $    1.00      $    1.00
                                                 ----------      ---------      ---------
 Income from Investment Operations:
  Net Investment Income ......................        0.025          0.048          0.015
                                                 ----------     ----------     ----------
  Less Dividends from Net
  Investment Income ..........................        0.025          0.048          0.015
                                                 ----------     ----------     ----------
Net Asset Value, End of Period ...............   $     1.00      $    1.00      $    1.00
                                                 ==========     ==========     ==========
Total Return .................................         2.49%          4.89%          1.50%

Ratios/Supplemental Data:
 Net Assets, End of Period
  (000 omitted) ..............................   $1,761,667     $1,605,845     $1,382,184

Ratios to average net assets#:
 Ratio of Expenses ...........................         0.59%          0.59%          0.59%
 Ratio of Net Investment Income ..............         4.96%          4.79%          4.63%
 Ratio of Expenses Without Waivers
  and Assumption of Expenses .................         0.71%          0.70%          0.73%
 Ratio of Net Investment Income
  Without Waivers and Assumption
  of Expenses ................................         4.84%          4.68%          4.49%

                                                                      Treasury Plus Money Market Fund
                                               -----------------------------------------------------------------------------
                                                                                                             Institutional
                                                                      Premier Shares                             Shares
                                               ------------------------------------------------------------- --------------
                                                 09/01/97           Year Ended August 31,          4/22/94*     09/01/97
                                                  Through   -------------------------------------   Through      Through
                                                 02/28/98       1997         1996         1995      8/31/94     02/28/98
                                               ------------ ------------ ------------ ----------- ---------- --------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........   $   1.00      $  1.00      $  1.00      $ 1.00     $ 1.00      $   1.00
                                                 --------      -------      -------      ------     ------      --------
 Income from Investment Operations:
  Net Investment Income ......................      0.025        0.049        0.050       0.050      0.014         0.018
                                                 --------     --------     --------     -------    -------     ---------
  Less Dividends from Net
  Investment Income ..........................      0.025        0.049        0.050       0.050      0.014         0.018
                                                 --------     --------     --------     -------    -------     ---------
Net Asset Value, End of Period ...............   $   1.00      $  1.00      $  1.00      $ 1.00     $ 1.00      $   1.00
                                                 ========     ========     ========     =======    =======     =========
Total Return .................................       2.55%        4.98%        5.07%       5.17%      1.37%         2.67%

Ratios/Supplemental Data:
 Net Assets, End of Period
  (000 omitted) ..............................   $206,618     $131,334     $106,011     $18,572    $    36     $ 542.619

Ratios to average net assets#:
 Ratio of Expenses ...........................       0.47%        0.51%        0.52%       0.50%      0.49%         0.23%
 Ratio of Net Investment Income ..............       5.09%        4.88%        4.85%       5.23%      3.85%         5.32%
 Ratio of Expenses Without Waivers
  and Assumption of Expenses .................       0.50%        0.53%        0.63%       1.57%      0.89%         0.25%
 Ratio of Net Investment Income
  Without Waivers and Assumption
  of Expenses ................................       5.06%        4.86%        4.74%       4.16%      3.46%         5.30%

                                                       Treasury Plus Money Market Fund
                                               ------------------------------------------------
                                                             Institutional Shares
                                               ------------------------------------------------
                                                       Year Ended August 31,          4/20/94**
                                               -------------------------------------   Through
                                                   1997         1996         1995      8/31/94
                                               ------------ ------------ ----------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........   $   1.00      $  1.00      $ 1.00     $ 1.00
                                                 --------      -------      ------     -------
 Income from Investment Operations:
  Net Investment Income ......................      0.051        0.052       0.053      0.014
                                                 --------     --------     -------    -------
  Less Dividends from Net
  Investment Income ..........................      0.051        0.052       0.053      0.014
                                                 --------     --------     -------    -------
Net Asset Value, End of Period ...............   $   1.00      $  1.00      $ 1.00     $ 1.00
                                                 ========     ========     =======    =======
Total Return .................................       5.24%        5.29%       5.36%      1.45%

Ratios/Supplemental Data:
 Net Assets, End of Period
  (000 omitted) ..............................   $291,546     $188,513     $17,636    $14,976

Ratios to average net assets#:
 Ratio of Expenses ...........................       0.26%        0.30%       0.32%      0.32%
 Ratio of Net Investment Income ..............       5.16%        5.11%       5.21%      3.93%
 Ratio of Expenses Without Waivers
  and Assumption of Expenses .................       0.26%        0.38%       0.89%      0.53%
 Ratio of Net Investment Income
  Without Waivers and Assumption
  of Expenses ................................       5.16%        5.03%       4.64%      3.72%

-------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
 ** Commencement of operations.

                       See notes to financial statements.

Chase Vista Mutual Funds
Financial Highlights (unaudited) (continued)
--------------------------------------------------------------------------------

                                                              Federal Money Market Fund
                                           ---------------------------------------------------------------
                                                                    Vista Shares
                                           ---------------------------------------------------------------
                                             09/01/97           Year Ended August 31,            5/9/94*
                                              Through   --------------------------------------   Through
                                             02/28/98       1997         1996         1995       8/31/94
                                           ------------ ------------ ------------ ------------ -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....   $   1.00      $  1.00      $  1.00      $  1.00      $ 1.00
                                             --------      -------      -------      -------      ------
Income from Investment Operations:
 Net Investment Income ...................      0.024        0.048        0.048        0.051       0.013
                                             --------     --------     --------     --------     -------
 Less Dividends from Net Investment
 Income ..................................      0.024        0.048        0.048        0.051       0.013
                                             --------     --------     --------     --------     -------
Net Asset Value, End of Period ...........   $   1.00      $  1.00      $  1.00      $  1.00      $ 1.00
                                             ========     ========     ========     ========     =======
Total Return .............................       2.46%        4.91%        4.83%        5.20%       1.26%

Ratios/Supplemental Data:
 Net Assets, End of Period
 (000 omitted) ...........................   $286,554     $301,031     $352,934     $203,399     $19,995

Ratios to average net assets #:
 Ratio of Expenses to Average
 Net Assets # ............................       0.70%        0.70%        0.70%        0.69%       0.40%
 Ratio of Net Investment Income ..........       4.91%        4.79%        4.79%        5.16%       4.36%
  Ratio of Expenses Without
  Waivers and Assumption
  of Expenses ............................       0.84%        0.82%        0.93%        0.93%       1.02%
  Ratio of Net Investment
   Income Without Waivers and
   Assumption of Expenses ................       4.77%        4.67%        4.56%        4.92%       3.74%

                                                              Federal Money Market Fund
                                           ---------------------------------------------------------------
                                                                   Premier Shares
                                           ---------------------------------------------------------------
                                             09/01/97           Year Ended August 31,            4/22/94*
                                              Through   --------------------------------------   Through
                                             02/28/98       1997         1996         1995       8/31/94
                                           ------------ ------------ ------------ ------------ -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....   $   1.00      $  1.00      $  1.00      $  1.00      $ 1.00
                                             --------      -------      -------      -------      ------
Income from Investment Operations:
 Net Investment Income ...................      0.025        0.050        0.050        0.053       0.015
                                             --------     --------     --------     --------     -------
 Less Dividends from Net Investment
 Income ..................................      0.025        0.050        0.050        0.053       0.015
                                             --------     --------     --------     --------     -------
Net Asset Value, End of Period ...........   $   1.00      $  1.00      $  1.00      $  1.00      $ 1.00
                                             ========     ========     ========     ========     =======
Total Return .............................       2.57%        5.12%        5.14%        5.40%       1.47%

Ratios/Supplemental Data:
 Net Assets, End of Period
 (000 omitted) ...........................   $298,209     $399,644     $248,757     $148,512     $55,768

Ratios to average net assets #:
 Ratio of Expenses to Average
 Net Assets # ............................       0.50%        0.50%        0.50%        0.49%       0.35%
 Ratio of Net Investment Income ..........       5.12%        5.01%        4.99%        5.32%       4.38%
  Ratio of Expenses Without
  Waivers and Assumption
  of Expenses ............................       0.51%        0.52%        0.52%        0.59%       0.74%
  Ratio of Net Investment
   Income Without Waivers and
   Assumption of Expenses ................       5.11%        4.99%        4.97%        5.22%       4.00%

-------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
 ** Commencement of operations.

                       See notes to financial statements.

Chase Vista Mutual Funds
Financial Highlights (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                         Federal Money Market Fund
                                                                  ------------------------------------------------------------------
                                                                                            Institutional Shares
                                                                  ------------------------------------------------------------------
                                                                    09/01/97           Year Ended August 31,             4/20/94**
                                                                     Through   --------------------------------------     Through
                                                                    02/28/98       1997         1996         1995         8/31/94
                                                                  ------------ ------------ ------------ ------------  -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............................   $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                                                    -------      -------      -------      -------       -------
 Income from Investment Operations:
 Net Investment Income ..........................................     0.027        0.052        0.052        0.054         0.015
 Net Realized Loss on Securities ................................        --           --           --           --            --
                                                                    --------     -------      -------      -------       -------
 Total Income from Investment Operations ........................     0.027        0.052        0.052        0.054         0.015
                                                                    -------      -------      -------      -------       -------
 Voluntary Capital Contribution .................................
 Less Dividends from Net Investment Income ......................     0.027        0.052        0.052        0.054         0.015
                                                                    -------      -------      -------      -------       -------
Net Asset Value, End of Period ..................................   $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                                                    =======      =======      =======      =======       =======
Total Return ....................................................      2.68%        5.35%        5.35%        5.57%         1.54%

Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ........................  $155,928     $130,659     $141,312     $113,591      $117,364
 Ratio of Expenses to Average Net Assets:# ......................      0.27%        0.27%        0.30%        0.31%         0.30%
 Ratio of Net Investment Income to Average Net Assets # .........      5.35%        5.23%        5.20%        5.45%         4.26%
 Ratio of Expenses Without Waivers and Assumption of
  Expenses to Average Net Assets # ..............................      0.27%        0.27%        0.30%        0.37%         0.49%
 Ratio of Net Investment Income Without Waivers and
  Assumption of Expenses to Average Net Assets # ................      5.35%        5.23%        5.20%        5.39%         4.06%


                                                                                       Prime Money Market Fund
                                                                ------------------------------------------------------------------
                                                                                          Premier Shares
                                                                ------------------------------------------------------------------
                                                                  09/01/97           Year Ended August 31,             11/15/93**
                                                                   Through   --------------------------------------     Through
                                                                  02/28/98       1997         1996         1995         8/31/94
                                                                ------------ ------------ ------------ ------------  -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........................  $   1.00       $ 1.00      $   1.00       $  1.00      $  1.00
                                                                --------       ------       -------       -------      -------
 Income from Investment Operations:
 Net Investment Income .......................................     0.026        0.052         0.052         0.053        0.027
 Net Realized Loss on Securities .............................        --           --            --        (0.003)          --
                                                                --------     --------       -------      --------      -------
 Total Income from Investment Operations .....................     0.026        0.052         0.052         0.050        0.027
                                                                --------     --------       -------      --------      -------
 Voluntary Capital Contribution ..............................        --           --            --         0.003           --
 Less Dividends from Net Investment Income ...................     0.026        0.052         0.052         0.053        0.027
                                                                --------     --------       -------      --------      -------
Net Asset Value, End of Period ...............................  $   1.00      $  1.00       $  1.00      $   1.00       $ 1.00
                                                                ========     ========      ========      ========      =======
Total Return .................................................      2.68%        5.34%         5.32%         5.44%        2.75%

Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .....................  $485,339     $499,308      $418,736      $ 62,737      $73,253
 Ratio of Expenses to Average Net Assets:# ...................      0.45%        0.45%         0.45%         0.45%        0.45%
 Ratio of Net Investment Income to Average Net Assets # ......      5.34%        5.17%         5.18%         5.24%        3.15%
 Ratio of Expenses Without Waivers and Assumption of
  Expenses to Average Net Assets # ...........................      0.52%        0.53%         0.51%         0.65%        0.56%
 Ratio of Net Investment Income Without Waivers and
  Assumption of Expenses to Average Net Assets # .............      5.27%        5.09%         5.12%         5.04%        3.04%

-------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
 ** Commencement of operations.

                       See notes to financial statements.

Chase Vista Mutual Funds
Financial Highlights (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                Prime Money Market Fund
                                                          -------------------------------------------------------------------
                                                                                 Institutional Shares
                                                          -------------------------------------------------------------------
                                                             09/01/97             Year Ended August 31,             4/26/94*
                                                              Through    ----------------------------------------   Through
                                                             02/28/98         1997          1996         1995       8/31/94
                                                          -------------- -------------- ------------ ------------ -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ....................   $     1.00      $    1.00      $  1.00      $  1.00      $ 1.00
                                                            ----------      ---------      -------      -------      ------
 Income from Investment Operations:
 Net Investment Income ..................................        0.027          0.054        0.054        0.055       0.014
 Net Realized Loss on Securities ........................           --             --           --       (0.003)         --
                                                            ----------     ----------     --------     --------     -------
 Total Income from Investment Operations ................        0.027          0.054        0.054        0.052       0.014
                                                            ----------     ----------     --------     --------     -------
 Voluntary Capital Contribution .........................           --             --        0.003           --          --
 Less Dividends from Net Investment Income ..............        0.027          0.054        0.054        0.055       0.014
                                                            ----------     ----------     --------     --------     -------
Net Asset Value, End of Period ..........................   $     1.00      $    1.00      $  1.00      $  1.00      $ 1.00
                                                            ==========     ==========     ========     ========     =======
Total Return ............................................         2.78%          5.49%        5.51%        5.62%       1.50%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ................   $3,808,945     $1,347,651     $724,544     $185,640     $57,961
 Ratio of Expenses to Average Net Assets:# ..............         0.25%          0.25%        0.26%        0.27%       0.27%
 Ratio of Net Investment Income to Average
  Net Assets # ..........................................         5.55%          5.37%        5.33%        5.57%       4.21%
 Ratio of Expenses Without Waivers and Assumption
  of Expenses to Average Net Assets # ...................         0.25%          0.25%        0.26%        0.35%       0.37%
 Ratio of Net Investment Income Without Waivers
  and Assumption of Expenses to Average Net Assets # ....         5.55%          5.37%        5.33%        5.49%       4.11%


                                                                          Prime Money Market Fund
                                                          --------------------------------------------------------
                                                                                  B Shares
                                                          --------------------------------------------------------
                                                           09/01/97         Year Ended August 31,         4/21/94*
                                                            Through  -----------------------------------  Through
                                                           02/28/98      1997        1996        1995     8/31/94
                                                          ---------- ----------- ----------- ----------- ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period ....................   $ 1.00     $  1.00      $ 1.00     $  1.00    $ 1.00
                                                            ------     -------      ------     -------    ------
 Income from Investment Operations:
 Net Investment Income ..................................    0.023       0.043       0.042        0.043    0.011
 Net Realized Loss on Securities ........................       --          --          --       (0.003)      --
                                                            ------     -------     -------    ---------   ------
 Total Income from Investment Operations ................    0.023       0.043       0.042        0.040    0.011
                                                            ------     -------     -------    ---------   ------
 Voluntary Capital Contribution .........................       --          --       0.003           --       --
 Less Dividends from Net Investment Income ..............    0.023       0.043       0.042        0.043    0.011
                                                            ------     -------     -------    ---------   ------
Net Asset Value, End of Period ..........................   $ 1.00     $  1.00      $ 1.00     $   1.00   $ 1.00
                                                            ======     =======     =======    =========   ======
Total Return ............................................     2.27%       4.33%       4.25%        4.37%    1.11%

Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ................   $8,498     $10,269     $15,667    $   4,880   $1,452
 Ratio of Expenses to Average Net Assets:# ..............     1.25%       1.35%       1.47%        1.47%    1.47%
 Ratio of Net Investment Income to Average
  Net Assets # ..........................................     4.54%       4.27%       4.17%        4.33%    2.96%
 Ratio of Expenses Without Waivers and Assumption
  of Expenses to Average Net Assets # ...................     1.50%       1.53%       1.71%        2.53%    1.67%
 Ratio of Net Investment Income Without Waivers
  and Assumption of Expenses to Average Net Assets # ....     4.29%       4.09%       3.93%        3.27%    2.76%

-------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
 ** Commencement of operations.

                       See notes to financial statements.

Chase Vista Mutual Funds
Financial Highlights (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                       Cash Management Fund
                                                                  ------------------------------
                                                                           Vista Shares
                                                                  ------------------------------
                                                                     09/01/97          Year
                                                                      Through         Ended
                                                                     02/28/98        8/31/97
                                                                  -------------- ---------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............................   $     1.00       $   1.00
                                                                    ----------       --------
 Income from Investment Operations:
 Net Investment Income ..........................................        0.026          0.050
                                                                    ----------      ---------
 Net Realized Loss on Securities ................................        0.026          0.050
                                                                    ----------      ---------
 Total Income from Investment Operations ........................           --             --
 Voluntary Capital Contributions ................................           --             --
 Less Dividends from Net Investment Income ......................           --             --
Net Asset Value, End of Period ..................................   $     1.00       $  1.000
                                                                    ==========      =========
Total Return ....................................................         2.58%          5.09%

Ratios/Supplemental Data#:
 Net Assets, End of Period (000 omitted) ........................   $2,967,197     $2,576,142

Ratios to average net assets #:
 Ratio of Expenses ..............................................         0.59%          0.59%
 Ratio of Net Investment Income .................................         5.25%          5.07%
 Ratio of Expenses Without Waivers and Assumption of Expenses ...         0.61%          0.62%
 Ratio of Net Investment Income Without Waivers and Assumption of
  Expenses ......................................................         5.12%          4.96%


                                                                                    Cash Management Fund
                                                                  --------------------------------------------------------
                                                                                        Vista Shares
                                                                  --------------------------------------------------------
                                                                     12/1/95*              Year Ended November 30,
                                                                      Through    ------------------------------------------
                                                                      8/31/96         1995           1994         1993
                                                                  -------------- -------------- ------------- ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............................   $     1.00       $   1.00       $ 1.00       $  1.00
                                                                    ----------       --------       ------       -------
 Income from Investment Operations:
 Net Investment Income ..........................................        0.037          0.054        0.036         0.027
                                                                    ----------       --------      -------      --------
 Net Realized Loss on Securities ................................        0.037          0.054        0.036         0.027
                                                                    ----------       --------      -------      --------
 Total Income from Investment Operations ........................           --             --           --            --
 Voluntary Capital Contributions ................................           --             --           --            --
 Less Dividends from Net Investment Income ......................           --             --           --            --
Net Asset Value, End of Period ..................................   $     1.00       $   1.00      $ 1.000      $   1.00
                                                                    ==========     ==========      =======      ========
Total Return ....................................................         3.69%          5.49%       3.62%          2.74%

Ratios/Supplemental Data#:
 Net Assets, End of Period (000 omitted) ........................   $1,621,212     $1,634,493    $990,045       $861,025

Ratios to average net assets #:
 Ratio of Expenses ..............................................         0.60%          0.58%       0.58%          0.61%
 Ratio of Net Investment Income .................................         4.93%          5.14%       4.99%          4.91%
 Ratio of Expenses Without Waivers and Assumption of Expenses ...         0.63%          0.62%       0.62%          0.64%
 Ratio of Net Investment Income Without Waivers and Assumption of
  Expenses ......................................................         4.88%          5.31%       3.58%          2.67%

-------
  * In 1996, the Fund changed its fiscal year-end from November 30 to August 31, see Note 7.
 ** Commencement of offering class of shares.
  # Short periods have been annualized.

                       See notes to financial statements.

Chase Vista Mutual Funds
Financial Highlights (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                           Cash Management Fund
                                                                  --------------------------------------
                                                                              Premier Shares
                                                                  --------------------------------------
                                                                    09/01/97       Year       5/6/96**
                                                                     Through       Ended       Through
                                                                    02/28/98      8/31/97      8/31/96
                                                                  ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............................   $   1.00      $  1.00      $  1.00
                                                                    --------      -------      -------
 Income from Investment Operations:
  Net Investment Income .........................................      0.026        0.051        0.016
                                                                    --------     --------     --------
  Less Dividends from Net Investment Income .....................      0.026        0.051        0.016
                                                                    --------     --------     --------
Net Asset Value, End of Period ..................................   $   1.00      $  1.00      $  1.00
                                                                    ========     ========     ========
Total Return ....................................................       2.63%        5.18%        1.61%

Ratios/Supplemental Data#:
 Net Assets, End of Period (000 omitted) ........................   $515,995     $375,485     $433,302

Ratios to average net assets #:
 Ratio of Expenses ..............................................       0.48%        0.50%        0.50%
 Ratio of Net Investment Income .................................       5.25%        5.07%        4.93%
 Ratio of Expenses Without Waivers and Assumption of Expenses ...       0.52%        0.51%        0.52%
 Ratio of Net Investment Income Without Waivers and Assumption of
  Expenses ......................................................       5.21%        5.06%        4.91%

                                                                           Cash Management Fund
                                                                  --------------------------------------
                                                                           Institutional Shares
                                                                  --------------------------------------
                                                                    09/01/97       Year       5/6/96**
                                                                     Through       Ended       Through
                                                                    02/28/98      8/31/97      8/31/96
                                                                  ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............................   $   1.00      $  1.00      $  1.00
                                                                    --------      -------      -------
 Income from Investment Operations:
  Net Investment Income .........................................      0.026        0.053        0.017
                                                                    --------     --------     --------
  Less Dividends from Net Investment Income .....................      0.027        0.053        0.017
                                                                    --------     --------     --------
Net Asset Value, End of Period ..................................   $   1.00      $  1.00      $  1.00
                                                                    ========     ========     ========
Total Return ....................................................       2.75%        5.45%        1.69%

Ratios/Supplemental Data#:
 Net Assets, End of Period (000 omitted) ........................   $955,672     $924,099     $657,002

Ratios to average net assets #:
 Ratio of Expenses ..............................................       0.24%        0.24%        0.25%
 Ratio of Net Investment Income .................................       5.50%        5.34%        5.22%
 Ratio of Expenses Without Waivers and Assumption of Expenses ...       0.24%        0.24%        0.25%
 Ratio of Net Investment Income Without Waivers and Assumption of
  Expenses ......................................................       5.50%        5.34%        5.22%

-------
  * In 1996, the Fund changed its fiscal year-end from November 30 to August 31, see Note 7.
 ** Commencement of offering class of shares.
  # Short periods have been annualized.


                       See notes to financial statements.

Chase Vista Service Center
P.O. Box 419392
Kansas City, MO 64179


Investment Adviser, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
Price Waterhouse LLP

Chase Vista Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


April 1998                                   CVMM-3-498